                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08419

                               Forward Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        433 California Street, 11th Floor
                             San Francisco, CA 94104
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Alan Reid, Jr.
                               Forward Funds, Inc.
                        433 California Street, 11th Floor
                             San Francisco, CA 94104
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-999-6809

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                             [LOGO OF FORWARD FUNDS]

SEMI-ANNUAL REPORT
June 30, 2004

________________________________________________________________________________
                                      [_]

                                                              Table of Contents


Shareholder Letter.................  1

Portfolios of Investments..........  5

Statement of Assets and Liabilities 27

Statement of Operations............ 30

Statements of Changes in Net Assets 33

Financial Highlights............... 38

Notes to Financial Statements...... 50

Forward Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

The report has been prepared for the general information of Forward Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus before investing or sending money.

________________________________________________________________________________
                                                                  June 30, 2004

________________________________________________________________________________
                                      [_]

Dear Shareholder:

The first six months of 2004 were a turning point for the mutual fund industry, as a few unfortunate occurrences at other fund companies underscored the importance of full disclosure. Happily, the Forward Funds have been a leader in providing shareholders with accessible, transparent information.

As just one example, our web site (www.forwardfunds.com) clearly discloses senior management's trading activity in our Funds on a daily basis. Now more than ever, our Code of Ethics represents assurance of our commitment to operate in the best interest of shareholders.

We continue to be optimistic toward the continued growth of Forward Funds. The newest Funds in our family have enjoyed welcome initial success, including our Mini-Cap, International Small Company, and Institutional series Funds. We expect to add other innovative portfolios focusing on niche asset classes in the near future.

Forward Funds Performance
Three out of four of our funds with a three-year record rank in the top quartile for their respective MORNINGSTAR category. In particular, we saw very strong performance this year by the Forward Hoover Small Cap Equity Fund; the Institutional Class shares ranked in the top 4% for the first half of the year; the retail shares in the top 5%. Over three years, the Retail Class shares are ranked in the 12/th/ percentile, with Forward International Small Companies Fund and Forward Hansberger International Growth Fund right behind in the 23/rd/ and 25/th/ percentile, respectively.

The Forward Uniplan Real Estate Investment Fund is our top-performing Fund as measured by annualized Total Return for a three-year period. Unlike many of its peers, this Fund is a pure real estate investment; it does not invest in home builders or home improvement retailers that are often included in the portfolios of competing funds. We believe that real estate can offer investors consistent returns with a measure of capital preservation; the Uniplan Real Estate Investment Fund has not had a down year since its inception.

________________________________________________________________________________
June 30, 2004
                                      1

________________________________________________________________________________
                                      [_]


Please review the following pages of this report for additional information on the performance of the Forward Funds. We appreciate your continued confidence.

Sincerely,


/s/ J. Alan Reid
J. Alan Reid
President

(C)2002 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The performance, rankings and ratings data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Rankings and ratings change monthly. Investment return and principle value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on Morningstar's risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The Forward Hansberger International Growth Fund was rated against 218 foreign large growth funds. The Forward Hansberger International Growth Fund does not have a 10-year rating (fund inception was 10/1/98). For the 1-year rating, the Forward Hansberger International Growth Fund ranked in the 50/th/ percentile among 208 Foreign Large Growth funds. For the 3-year rating, the Forward Hansberger International Growth Fund ranked in the 25/th/ percentile among 176 Foreign Large Growth funds. For the 5-year rating, the Forward Hansberger International Growth Fund ranked in the 52/nd/ percentile among 132 Foreign Large Growth funds. The Forward

________________________________________________________________________________
                                                                  June 30, 2004
                                      2

________________________________________________________________________________
                                      [_]

Hoover Small Cap Equity Fund - Investor Share Class was rated against 700 U.S.-domiciled small cap growth funds. The Forward Hoover Small Cap Equity Fund
- Investor Share Class does not have a 10-year rating (fund inception was 10/1/98). For the 1-year rating, the Forward Hoover Small Cap Fund - Investor Class ranked in the 30/th/ percentile among 683 Small Growth funds. For the 3-year rating, the Forward Hoover Small Cap Fund - Investor Class ranked in the 12th percentile among 537 Small Growth funds. For the 5-year rating, the Forward Hoover Small Cap Fund - Investor Class ranked in the top 25/th/ percentile among 372 Small Growth funds. The Forward Hoover Small Cap Equity Fund - Institutional Share Class was rated against 700 U.S.-domiciled small cap growth funds. The Forward Hoover Small Cap Equity Fund - Institutional Share Class does not have a 3-, 5- or 10-year rating (fund inception was 6/6/02). For the 1-year rating, the Forward Hoover Small Cap Fund - Institutional Class ranked in the 26/th/ percentile among 683 Small Growth funds. The Forward International Small Companies Fund was rated against 94 foreign small/mid growth funds. The Forward International Small Companies Fund - Institutional Share Class does not have a 10-year rating (fund inception was 2/7/96). For the 1-year rating, the Forward International Small Companies Fund - Institutional Share Class ranked in the 17/th/ percentile among 93 Foreign Small/Mid Growth funds. For the 3-year rating, the Forward International Small Companies Fund - Institutional Share Class ranked in the 23/rd/ percentile among 73 Foreign Small/Mid Growth funds. For the 5-year rating, the Forward International Small Companies Fund - Institutional Share Class ranked in the 16/th/ percentile among 48 Foreign Small/Mid Growth funds. The Forward Uniplan Real Estate Investment Fund was rated against 207 Specialty-Real Estate funds. The Forward Uniplan Real Estate Investment Fund does not have a 10-year rating (fund inception was 5/10/99). For the 1-year rating, the Forward Uniplan Real Estate Investment Fund ranked in the 83/rd/ percentile among 183 Specialty-Real Estate funds. For the 3-year rating, the Forward Uniplan Real Estate Investment Fund ranked in the 88/th/ percentile among 143 Specialty-Real Estate funds. For the 5-year rating, the Forward Uniplan Real Estate Investment Fund ranked in the 66/th/ percentile among 112 Specialy-Real Estate funds.

________________________________________________________________________________
June 30, 2004
                                      3

________________________________________________________________________________
                                      [_]


Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

REIT funds may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

________________________________________________________________________________
                                                                  June 30, 2004
                                      4

________________________________________________________________________________

                                           Forward Hoover Small Cap Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                           Value
          Shares                                          (Note 2)
          ------                                        -------------
          COMMON STOCKS - 96.67%
                  Auto & Transportation - 7.87%
           48,700 Cooper Tire & Rubber Co.............. $   1,120,100
          119,600 Fleetwood Enterprises, Inc.*.........     1,740,180
           38,700 Forward Air Corp.*...................     1,447,380
           52,800 Keystone Automotive Industries, Inc.*     1,472,592
           58,600 Overnite Corp........................     1,722,840
          112,400 RailAmerica, Inc.*...................     1,641,040
           49,600 TBC Corp.*...........................     1,180,480
           92,300 Wabtec Corp..........................     1,665,092
                                                        -------------
                                                           11,989,704
                                                        -------------
                  Consumer Discretionary - 19.49%
           92,100 Activision, Inc.*....................     1,464,390
           52,000 American Eagle Outfitters, Inc.*.....     1,503,320
           45,400 Barnes & Noble, Inc.*................     1,542,692
           50,900 Carter's, Inc.*......................     1,481,699
           31,800 Central Garden & Pet Co.*............     1,137,486
           79,000 Coinstar, Inc.*......................     1,735,630
           39,800 Education Management Corp.*..........     1,307,828
           55,900 Hibbett Sporting Goods, Inc.*........     1,528,865
           74,400 J. Jill Group, Inc.*.................     1,755,096
           51,200 Jack in the Box, Inc.*...............     1,520,640
           39,400 Laureate Education, Inc.*............     1,506,656
           18,800 McClatchy Co., Class A...............     1,318,820
           78,200 Nautilus Group, Inc..................     1,525,682
           58,700 Nu Skin Enterprises, Inc., Class A...     1,486,284
           45,000 Payless ShoeSource, Inc.*............       670,950
           29,300 Pep Boys - Manny, Moe & Jack.........       742,755
           62,000 Quiksilver, Inc.*....................     1,476,220
           36,800 Red Robin Gourmet Burgers, Inc.*.....     1,007,216
           20,800 Tractor Supply Co.*..................       869,856
           51,900 United Natural Foods, Inc.*..........     1,500,429
           27,300 Universal Technical Institute, Inc.*.     1,091,181
           56,800 West Marine, Inc.*...................     1,525,080
                                                        -------------
                                                           29,698,775
                                                        -------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      5

________________________________________________________________________________

Forward Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                            Value
         Shares                                            (Note 2)
         ------                                          -------------
                 Consumer Staples - 2.95%
          21,500 Adolph Coors Co., Class B.............. $   1,555,310
          54,100 NBTY, Inc.*............................     1,589,999
          36,600 Robert Mondavi Corp., Class A*.........     1,354,932
                                                         -------------
                                                             4,500,241
                                                         -------------
                 Diversified Operations - 1.60%
          36,100 Trinity Industries, Inc................     1,147,619
          94,900 Walter Industries, Inc.................     1,292,538
                                                         -------------
                                                             2,440,157
                                                         -------------
                 Energy - 11.89%
         171,100 Brigham Exploration Co.*...............     1,570,698
          38,600 Cabot Oil & Gas Corp...................     1,632,780
         107,200 Chesapeake Energy Corp.................     1,577,984
         119,100 Grant Prideco, Inc.*...................     2,198,586
          30,000 Peabody Energy Corp....................     1,679,700
          42,400 Penn Virginia Corp.....................     1,531,064
          32,300 Quicksilver Resources, Inc.*...........     2,166,361
          39,600 Spinnaker Exploration Co.*.............     1,559,448
          42,650 TETRA Technologies, Inc.*..............     1,145,153
          42,800 Ultra Petroleum Corp.*.................     1,597,724
          67,000 Varco International, Inc.*.............     1,466,630
                                                         -------------
                                                            18,126,128
                                                         -------------
                 Financial Services - 10.49%
          58,900 Corporate Office Properties Trust......     1,463,665
         104,800 E*TRADE Financial Corp.*...............     1,168,520
          39,000 eSPEED, Inc., Class A*.................       688,350
          30,000 FactSet Research Systems, Inc..........     1,418,100
          30,200 Gabelli Asset Management, Inc., Class A     1,283,500
          55,300 Hanmi Financial Corp...................     1,631,350
          33,700 HCC Insurance Holdings, Inc............     1,125,917
          32,100 Piper Jaffray Cos., Inc.*..............     1,451,883
          38,300 Silicon Valley Bancshares*.............     1,518,595
          95,000 Sotheby's Holdings, Inc., Class A*.....     1,516,200

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      6

________________________________________________________________________________

                                           Forward Hoover Small Cap Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                               Value
      Shares                                                  (Note 2)
      ------                                                -------------
              Financial Services (continued)
       26,400 Southwest Bancorporation of Texas, Inc....... $   1,164,768
      105,000 Urstadt Biddle Properties, Class A...........     1,555,050
                                                            -------------
                                                               15,985,898
                                                            -------------
              Health Care - 12.65%
       31,800 Analogic Corp................................     1,349,274
       57,700 Andrx Corp.*.................................     1,611,561
       56,700 Closure Medical Corp.*.......................     1,423,737
       25,700 Cooper Cos., Inc.............................     1,623,469
       26,400 Covance, Inc.*...............................     1,018,512
       48,000 Eon Labs, Inc.*..............................     1,964,640
       47,200 Immucor, Inc.*...............................     1,536,360
       38,000 LifePoint Hospitals, Inc.*...................     1,414,360
       47,600 Molina Healthcare, Inc.*.....................     1,817,368
       70,100 Pharmaceutical Product Development, Inc.*....     2,227,077
       51,700 Possis Medical, Inc.*........................     1,765,555
       38,600 United Surgical Partners International, Inc.*     1,523,542
                                                            -------------
                                                               19,275,455
                                                            -------------
              Materials & Processing - 6.55%
       53,000 Barnes Group, Inc............................     1,535,940
       24,400 Eagle Materials, Inc.........................     1,732,888
       35,200 Florida Rock Industries, Inc.................     1,484,384
       37,900 Kaydon Corp..................................     1,172,247
       16,200 Quanex Corp..................................       788,940
       56,200 Steel Dynamics, Inc.*........................     1,609,006
       62,300 Timken Co....................................     1,650,327
                                                            -------------
                                                                9,973,732
                                                            -------------
              Producer Durables - 11.78%
       54,300 AMETEK, Inc..................................     1,677,870
      112,100 Andrew Corp.*................................     2,243,121
      153,000 Champion Enterprises, Inc.*..................     1,404,540
      102,200 Credence Systems Corp.*......................     1,410,360
       36,100 ESCO Technologies, Inc.*.....................     1,926,296
       41,100 Gardner Denver, Inc.*........................     1,146,690

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      7

________________________________________________________________________________

Forward Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                         Value
             Shares                                     (Note 2)
             ------                                   -------------
                     Producer Durables (continued)
              83,900 Paxar Corp.*.................... $   1,637,728
              22,700 Photon Dynamics, Inc.*..........       796,089
              36,400 Polycom, Inc.*..................       815,724
              15,000 Roper Industries, Inc...........       853,500
              65,400 Sonic Solutions*................     1,389,750
              23,400 Tektronix, Inc..................       796,068
              42,300 Thomas & Betts Corp.............     1,151,829
              21,900 Triumph Group, Inc.*............       699,267
                                                      -------------
                                                         17,948,832
                                                      -------------
                     Technology - 8.66%
              42,100 Autodesk, Inc...................     1,802,301
              21,700 Blackboard, Inc.*...............       435,085
              64,400 Cree, Inc.*.....................     1,499,232
              83,900 CSG Systems International, Inc.*     1,736,730
              90,700 Cypress Semiconductor Corp.*....     1,287,033
              61,700 Dendrite International, Inc.*...     1,146,386
              47,300 DRS Technologies, Inc.*.........     1,508,870
             110,300 Keynote Systems, Inc.*..........     1,516,625
              92,300 Macromedia, Inc.*...............     2,265,965
                                                      -------------
                                                         13,198,227
                                                      -------------
                     Utilities - 2.74%
              75,500 Southern Union Co.*.............     1,591,540
              90,200 Southwestern Energy Co.*........     2,586,034
                                                      -------------
                                                          4,177,574
                                                      -------------
                     Total Common Stocks.............   147,314,723
                                                      -------------
                     (Cost $120,190,242)
             Total Investments - 96.67%..............   147,314,723
                                                      -------------
             (Cost $120,190,242)
             Net Other Assets and Liabilities - 3.33%     5,081,725
                                                      -------------
             Net Assets - 100.00%.................... $ 152,396,448
                                                      =============

------------------
*  Non-income producing security.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      8

________________________________________________________________________________

                                                   Forward Hoover Mini-Cap Fund
                                           Portfolio of Investments (Unaudited)

                                                           Value
           Shares                                         (Note 2)
           ------                                       ------------
           COMMON STOCKS - 98.21%
                  Auto & Transportation - 9.78%
           13,500 Covenant Transport, Inc., Class A*... $    230,715
           13,800 Fleetwood Enterprises, Inc.*.........      200,790
            6,000 Forward Air Corp.*...................      224,400
            8,800 Hub Group, Inc., Class A*............      300,080
            8,200 Keystone Automotive Industries, Inc.*      228,698
           24,200 RailAmerica, Inc.*...................      353,320
            7,600 TBC Corp.*...........................      180,880
           20,900 Vitran Corp., Inc.*..................      343,805
           13,800 Wabtec Corp..........................      248,952
                                                        ------------
                                                           2,311,640
                                                        ------------
                  Consumer Discretionary - 22.24%
            8,100 American Eagle Outfitters, Inc.*.....      234,171
           16,100 Big 5 Sporting Goods Corp.*..........      421,659
           15,300 California Pizza Kitchen, Inc.*......      293,148
            9,600 Carter's, Inc.*......................      279,456
            5,000 Central Garden & Pet Co.*............      178,850
           18,700 Chicago Pizza & Brewery, Inc.*.......      284,427
           18,800 Coinstar, Inc.*......................      413,036
            8,400 Deckers Outdoor Corp.*...............      247,716
            5,000 Design Within Reach, Inc.*...........       82,150
           12,075 Hibbett Sporting Goods, Inc.*........      330,251
            7,500 J. Jill Group, Inc.*.................      176,925
            7,700 MarineMax, Inc.*.....................      220,836
           21,600 Nautilus Group, Inc..................      421,416
            7,000 Payless ShoeSource, Inc.*............      104,370
            4,600 Pep Boys - Manny, Moe & Jack.........      116,610
           28,500 PetMed Express, Inc.*................      228,541
           10,000 Quiksilver, Inc.*....................      238,100
            8,100 United Natural Foods, Inc.*..........      234,171
            8,900 Universal Technical Institute, Inc.*.      355,733
           14,600 West Marine, Inc.*...................      392,010
                                                        ------------
                                                           5,253,576
                                                        ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      9

________________________________________________________________________________

Forward Hoover Mini-Cap Fund
Portfolio of Investments (Unaudited)

                                                          Value
            Shares                                       (Note 2)
            ------                                     ------------
                   Consumer Staples - 3.51%
            13,100 Hain Celestial Group, Inc.*........ $    237,110
            15,300 Longs Drug Stores Corp.............      365,211
            10,700 Nutraceutical International Corp.*.      228,017
                                                       ------------
                                                            830,338
                                                       ------------
                   Diversified Operations - 1.85%
            18,000 GenCorp, Inc.......................      241,020
            14,300 Walter Industries, Inc.............      194,766
                                                       ------------
                                                            435,786
                                                       ------------
                   Energy - 11.61%
            16,300 Berry Petroleum Co., Class A.......      479,383
            26,400 Brigham Exploration Co.*...........      242,352
             6,000 Cabot Oil & Gas Corp...............      253,800
            10,000 Penn Virginia Corp.................      361,100
            47,300 Pioneer Drilling Co.*..............      363,264
             3,600 Quicksilver Resources, Inc.*.......      241,452
             6,200 Spinnaker Exploration Co.*.........      244,156
            14,200 Swift Energy Co.*..................      313,252
             9,050 TETRA Technologies, Inc.*..........      242,993
                                                       ------------
                                                          2,741,752
                                                       ------------
                   Financial Services - 13.93%
            19,600 eFunds Corp.*......................      343,000
             9,600 eSPEED, Inc., Class A*.............      169,440
            20,700 First Potomac Realty Trust.........      396,819
            13,400 Hanmi Financial Corp...............      395,300
            29,600 Hypercom Corp.*....................      250,120
             4,800 Piper Jaffray Cos., Inc.*..........      217,104
            14,900 Sotheby's Holdings, Inc., Class A*.      237,804
            17,500 Technology Investment Capital Corp.      236,443
            14,900 Texas Capital Bancshares, Inc.*....      247,340
            63,300 Tradestation Group, Inc.*..........      455,127
             8,600 Vineyard National Bancorp Co.......      343,054
                                                       ------------
                                                          3,291,551
                                                       ------------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      10

________________________________________________________________________________

                                                   Forward Hoover Mini-Cap Fund
                                           Portfolio of Investments (Unaudited)

                                                               Value
       Shares                                                 (Note 2)
       ------                                               ------------
              Health Care - 8.18%
        7,600 Analogic Corp................................ $    322,468
        8,800 Closure Medical Corp.*.......................      220,968
       13,800 Gentiva Health Services, Inc.*...............      224,388
       15,450 Healthcare Services Group, Inc...............      236,385
        6,300 Mentor Corp..................................      216,027
        7,100 Possis Medical, Inc.*........................      242,465
        5,300 Sierra Health Services, Inc.*................      236,910
        5,900 United Surgical Partners International, Inc.*      232,873
                                                            ------------
                                                               1,932,484
                                                            ------------
              Materials & Processing - 5.35%
        8,200 Barnes Group, Inc............................      237,636
        5,900 Kaydon Corp..................................      182,487
       10,200 Lone Star Technologies, Inc.*................      281,112
        2,400 Quanex Corp..................................      116,880
        7,000 Steel Dynamics, Inc.*........................      200,410
       16,300 Willbros Group, Inc.*........................      245,641
                                                            ------------
                                                               1,264,166
                                                            ------------
              Producer Durables - 14.54%
        8,200 AMETEK, Inc..................................      253,380
        6,400 Applied Signal Technology, Inc...............      224,320
       35,700 Champion Enterprises, Inc.*..................      327,726
       15,800 Credence Systems Corp.*......................      218,040
       14,800 Electro Scientific Industries, Inc.*.........      418,988
        5,000 ESCO Technologies, Inc.*.....................      266,800
       18,300 Fiberstars, Inc.*............................      187,026
        4,200 Gardner Denver, Inc.*........................      117,180
        9,800 Headwaters, Inc.*............................      254,114
       12,600 Innovative Solutions and Support, Inc.*......      245,952
       18,500 Paxar Corp.*.................................      361,120
        3,600 Photon Dynamics, Inc.*.......................      126,252
        2,300 Roper Industries, Inc........................      130,870

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      11

________________________________________________________________________________

Forward Hoover Mini-Cap Fund
Portfolio of Investments (Unaudited)

                                                          Value
              Shares                                     (Note 2)
              ------                                   ------------
                      Producer Durables (continued)
               9,200  Sonic Solutions*................ $    195,500
               3,400  Triumph Group, Inc.*............      108,562
                                                       ------------
                                                          3,435,830
                                                       ------------
                      Technology - 5.02%
              19,900  AMX Corp.*......................      219,099
               3,400  Blackboard, Inc.*...............       68,170
              13,000  CSG Systems International, Inc.*      269,100
               9,300  Dendrite International, Inc.*...      172,794
              17,100  Keynote Systems, Inc.*..........      235,125
              20,900  MapInfo Corp.*..................      221,540
                                                       ------------
                                                          1,185,828
                                                       ------------
                      Utilities - 2.20%
              11,200  Southern Union Co.*.............      236,096
               9,900  Southwestern Energy Co.*........      283,833
                                                       ------------
                                                            519,929
                                                       ------------
                      Total Common Stocks.............   23,202,880
                                                       ------------
                      (Cost $20,605,223)
              Total Investments - 98.21%..............   23,202,880
                                                       ------------
              (Cost $20,605,223)
              Net Other Assets and Liabilities - 1.79%      422,727
                                                       ------------
              Net Assets - 100.00%.................... $ 23,625,607
                                                       ============

------------------
*  Non-income producing security.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      12

5_______________________________________________________________________________

                                    Forward Uniplan Real Estate Investment Fund
                                           Portfolio of Investments (Unaudited)

                                                            Value
          Shares                                           (Note 2)
          ------                                         ------------
          COMMON STOCKS - 95.71%
                 Health Care - 4.21%
           5,000 LTC Properties, Inc.................... $     83,000
           6,500 National Health Investors, Inc.........      176,735
          29,300 Nationwide Health Properties, Inc......      553,770
          50,500 OMEGA Healthcare Investors, Inc........      507,020
          20,200 Ventas, Inc............................      471,670
                                                         ------------
                                                            1,792,195
                                                         ------------
                 Hotels - 1.48%
           5,500 Hospitality Properties Trust...........      232,650
          73,225 Interstate Hotels & Resorts, Inc.*.....      394,683
                                                         ------------
                                                              627,333
                                                         ------------
                 Industrial - 13.02%
          44,950 AMB Property Corp......................    1,556,618
          39,400 Duke Realty Corp.......................    1,253,314
          33,000 EastGroup Properties, Inc..............    1,111,110
          35,350 Granite Construction, Inc..............      644,430
          24,250 Liberty Property Trust.................      975,092
                                                         ------------
                                                            5,540,564
                                                         ------------
                 Office - 16.42%
          80,800 American Financial Realty Trust........    1,154,632
          18,000 Boston Properties, Inc.................      901,440
          27,750 Brandywine Realty Trust................      754,523
          19,200 CarrAmerica Realty Corp................      580,416
          40,400 Lexington Corporate Properties Trust...      804,364
          12,150 Mack-Cali Realty Corp..................      502,767
          32,800 Maguire Properties, Inc................      812,456
          23,250 SL Green Realty Corp...................    1,088,100
          13,150 Washington Real Estate Investment Trust      386,347
                                                         ------------
                                                            6,985,045
                                                         ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      13

________________________________________________________________________________

Forward Uniplan Real Estate Investment Fund
Portfolio of Investments (Unaudited)

                                                            Value
           Shares                                          (Note 2)
           ------                                        ------------
                  Residential - 14.81%
           60,600 Affordable Residential Communities.... $  1,005,960
           31,390 Archstone-Smith Trust.................      920,669
           23,230 Avalonbay Communities, Inc............    1,312,960
           35,000 Boardwalk Real Estate Investment Trust      413,761
           31,500 Equity Residential....................      936,495
           34,200 Home Properties, Inc..................    1,333,116
            5,000 MGIC Investment Corp..................      379,300
                                                         ------------
                                                            6,302,261
                                                         ------------

                  Retail - 32.18%
           17,175 CBL & Associates Properties, Inc.......    944,625
           32,300 Cedar Shopping Centers, Inc............    371,127
           28,300 Chelsea Property Group, Inc............  1,845,726
           28,300 Developers Diversified Realty Corp.....  1,000,971
           33,900 General Growth Properties, Inc.........  1,002,423
           26,750 Kimco Realty Corp......................  1,217,125
           27,300 Mills Corp.............................  1,274,910
           19,700 Realty Income Corp.....................    822,081
           23,250 Regency Centers Corp...................    997,425
           32,000 Simon Property Group, Inc..............  1,645,440
           20,200 Taubman Centers, Inc...................    462,378
           17,700 Vornado Realty Trust...................  1,010,847
           35,000 Weingarten Realty Investors............  1,094,800
                                                          ----------
                                                          13,689,878
                                                          ----------
                  Self Storage - 1.95%
           22,200 Shurgard Storage Centers, Inc., Class A    830,280
                                                          ----------
                  Specialty - 11.64%
           14,250 Alexandria Real Estate Equities, Inc...    809,115
           20,200 Capital Automotive REIT................    592,466
           42,400 iStar Financial, Inc...................  1,696,000

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      14

________________________________________________________________________________

                                    Forward Uniplan Real Estate Investment Fund
                                           Portfolio of Investments (Unaudited)

                                                            Value
           Shares                                          (Note 2)
           ------                                        ------------
                  Specialty (continued)
           25,250 Plum Creek Timber Co., Inc............ $    822,645
           23,200 Rayonier, Inc.........................    1,031,240
                                                         ------------
                                                            4,951,466
                                                         ------------
                  Total Common Stocks...................   40,719,022
                                                         ------------
                  (Cost $32,503,885)
           PREFERRED STOCKS - 1.17%
                  Health Care - 1.17%
           15,000 LTC Properties, Inc., Series E, 8.500%      498,375
                                                         ------------
                  Total Preferred Stocks................      498,375
                                                         ------------
                  (Cost $375,000)
           Total Investments - 96.88%...................   41,217,397
                                                         ------------
           (Cost $32,878,885)
           Net Other Assets and Liabilities - 3.12%.....    1,328,804
                                                         ------------
           Net Assets - 100.00%......................... $ 42,546,201
                                                         ============

------------------
REIT Real Estate Investment Trust
*    Non-income producing security.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      15

________________________________________________________________________________

Forward Hansberger International Growth Fund
Portfolio of Investments (Unaudited)

                                                            Value
           Shares                                          (Note 2)
           ------                                        ------------
           COMMON STOCKS - 95.54%
                  Australia - 1.01%
            6,200 News Corp., Ltd., ADR................. $    219,604
                                                         ------------
                  Canada - 3.92%
           12,700 Manulife Financial Corp...............      514,350
           13,000 Suncor Energy, Inc....................      332,930
                                                         ------------
                                                              847,280
                                                         ------------
                  China - 2.36%
           19,400 China Mobile (Hong Kong), Ltd., ADR...      294,104
            6,000 Huaneng Power International, Inc., ADR      217,200
                                                         ------------
                                                              511,304
                                                         ------------
                  Denmark - 2.15%
           31,700 Vestas Wind Systems A/S*..............      465,700
                                                         ------------
                  Finland - 1.05%
           15,700 Nokia Oyj, ADR........................      228,278
                                                         ------------
                  France - 14.47%
           19,100 Axa, ADR..............................      422,874
           12,300 Bouygues SA...........................      411,831
            5,500 Essilor International SA..............      359,003
            4,000 L'Oreal SA............................      319,492
            5,300 Societe Generale......................      450,409
           13,600 STMicroelectronics NV, NY Shares......      299,336
           12,400 Thomson...............................      244,551
            6,500 Total SA, ADR.........................      624,520
                                                         ------------
                                                            3,132,016
                                                         ------------
                  Germany - 6.18%
            9,900 Deutsche Boerse AG....................      503,112
            7,900 SAP AG, ADR...........................      330,299
            7,000 Siemens AG............................      503,413
                                                         ------------
                                                            1,336,824
                                                         ------------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      16

________________________________________________________________________________

                                   Forward Hansberger International Growth Fund
                                           Portfolio of Investments (Unaudited)

                                                              Value
         Shares                                              (Note 2)
         ------                                            ------------
                 Hong Kong - 5.26%
         141,890 Esprit Holdings, Ltd..................... $    634,883
         275,500 Johnson Electric Holdings, Ltd...........      280,805
         227,970 Shangri-La Asia, Ltd.....................      222,130
                                                           ------------
                                                              1,137,818
                                                           ------------
                 Hungary - 1.18%
           6,200 OTP Bank, Ltd., 144A, ADR#...............      255,750
                                                           ------------
                 India - 1.16%
           2,700 Infosys Technologies, Ltd., ADR..........      250,479
                                                           ------------
                 Ireland - 1.23%
          20,000 Bank of Ireland..........................      266,689
                                                           ------------
                 Israel - 1.34%
           4,300 Teva Pharmaceutical Industries, Ltd., ADR      289,347
                                                           ------------
                 Italy - 2.17%
          94,900 UniCredito Italiano SpA..................      468,767
                                                           ------------
                 Japan - 19.10%
           6,000 Canon, Inc...............................      316,180
           3,400 Fanuc, Ltd...............................      202,850
           9,000 Fujisawa Pharmaceutical Co., Ltd.........      213,215
           5,300 Honda Motor Co., Ltd.....................      255,492
           2,500 NIDEC Corp...............................      256,152
           8,900 Nitto Denko Corp.........................      455,135
             205 NTT DoCoMo, Inc..........................      366,357
           2,000 ORIX Corp................................      229,116
           1,600 Rohm Co., Ltd............................      191,504
           8,000 Seven-Eleven Japan Co., Ltd..............      261,009
          29,000 Sharp Corp...............................      463,245
          17,000 Shiseido Co., Ltd........................      214,224
           3,600 SMC Corp.................................      389,314
              47 Sumitomo Mitsui Financial Group, Inc.....      322,192
                                                           ------------
                                                              4,135,985
                                                           ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      17

________________________________________________________________________________

Forward Hansberger International Growth Fund
Portfolio of Investments (Unaudited)

                                                               Value
       Shares                                                 (Note 2)
       ------                                               ------------
              Netherlands - 2.65%
       12,889 Koninklijke (Royal) Philips Electronics NV... $    347,029
        3,300 Unilever NV, NY Shares.......................      226,083
                                                            ------------
                                                                 573,112
                                                            ------------
              South Korea - 2.81%
       10,200 Kookmin Bank, ADR............................      320,076
          700 Samsung Electronics Co., Ltd.................      288,966
                                                            ------------
                                                                 609,042
                                                            ------------
              Spain - 2.76%
       16,600 Banco Bilbao Vizcaya Argentaria SA...........      221,756
       25,336 Telefonica SA................................      374,524
                                                            ------------
                                                                 596,280
                                                            ------------
              Switzerland - 4.74%
        2,200 Nobel Biocare Holding AG.....................      344,299
        7,800 Novartis AG..................................      344,099
        4,800 UBS AG.......................................      338,231
                                                            ------------
                                                               1,026,629
                                                            ------------
              Taiwan - 1.20%
       31,328 Taiwan Semiconductor Manufacturing Co., Ltd.,
              ADR..........................................      260,336
                                                            ------------
              United Kingdom - 18.80%
        6,900 AstraZeneca Plc, ADR.........................      314,916
       36,224 Barclays Plc.................................      308,589
       25,858 BHP Billiton Plc.............................      224,385
        6,500 BP Plc, ADR..................................      348,205
       40,700 British Sky Broadcasting Group Plc...........      459,095
       12,396 Reckitt Benckiser Plc........................      350,915
       13,290 Royal Bank of Scotland Group Plc.............      382,730
       29,200 Smith & Nephew Plc...........................      314,283
       17,338 Standard Chartered Plc.......................      282,353
       74,382 Tesco Plc....................................      359,149

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      18

________________________________________________________________________________

                                   Forward Hansberger International Growth Fund
                                           Portfolio of Investments (Unaudited)

                                                             Value
                 Shares                                     (Note 2)
                 ------                                   ------------
                            United Kingdom (continued)
                 21,600     Vodafone Group Plc, ADR...... $    477,360
                  4,800     WPP Group Plc, ADR...........      245,904
                                                          ------------
                                                             4,067,884
                                                          ------------
                            Total Common Stocks..........   20,679,124
                                                          ------------
                            (Cost $17,165,809)
                 PREFERRED STOCKS - 1.30%
                            Germany - 1.30%
                    420     Porsche AG...................      281,072
                                                          ------------
                            Total Preferred Stocks.......      281,072
                                                          ------------
                            (Cost $121,626)
                 Total Investments - 96.84%..............   20,960,196
                                                          ------------
                 (Cost $17,287,435)
                 Net Other Assets and Liabilities - 3.16%      684,185
                                                          ------------
                 Total Net Assets - 100.00%.............. $ 21,644,381
                                                          ============

------------------
*   Non-income producing security.
#   Security exempt from registration under Rule 144A of the Securities  Act of
   1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 this security amounted to $255,750 or 1.18% of total net assets.
ADR American Depositary Receipt

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      19

________________________________________________________________________________

Forward Hansberger International Growth Fund
Portfolio of Investments (Unaudited)


OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets (unaudited):

                                                  % of Net Assets
                Finance..........................      24.43%
                Consumer Discretionary...........      15.78%
                Information Technology...........      11.20%
                Health Care......................      10.07%
                Telecommunications...............       8.89%
                Industrial.......................       8.51%
                Consumer Staples.................       6.79%
                Energy...........................       6.03%
                Materials........................       3.14%
                Media............................       1.01%
                Utilities........................       0.99%
                Net Other Assets and Liabilities.       3.16%
                                                      ------
                TOTAL NET ASSETS.................     100.00%
                                                      ======

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      20

________________________________________________________________________________

                                     Forward International Small Companies Fund
                                           Portfolio of Investments (Unaudited)

                                                            Value
           Shares                                          (Note 2)
           ------                                        ------------
           COMMON STOCKS - 97.49%
                   Australia - 1.65%
           137,961 STW Communications Group, Ltd........ $    312,338
           701,843 Unwired Group, Ltd.*.................      303,121
                                                         ------------
                                                              615,459
                                                         ------------
                   Belgium - 2.45%
             4,500 Barco NV.............................      405,691
            10,000 Omega Pharma SA......................      506,734
                                                         ------------
                                                              912,425
                                                         ------------
                   Denmark - 2.98%
             9,000 Bang & Olufsen A/S, Class B..........      494,986
            70,000 GN Store Nord A/S....................      618,733
                                                         ------------
                                                            1,113,719
                                                         ------------
                   Finland - 2.82%
             7,000 Amer Group, Ltd......................      364,508
            35,980 Pohjola Group Plc, Class D...........      370,336
            14,190 Wartsila Corp., Class B..............      317,662
                                                         ------------
                                                            1,052,506
                                                         ------------
                   France - 7.75%
             8,000 Compagnie Generale de Geophysique SA*      488,606
            43,000 Elior................................      405,448
             1,990 Galeries Lafayette SA................      391,739
           150,000 Gemplus International SA*............      317,545
             3,300 Ipsos................................      371,181
             5,600 NRJ Group............................      122,638
             7,510 Wendel Investissement................      363,562
            12,680 Zodiac SA............................      431,496
                                                         ------------
                                                            2,892,215
                                                         ------------
                   Germany - 5.85%
             3,000 ElringKlinger AG.....................      363,717
            16,000 IDS Scheer AG........................      315,355
            20,000 MobilCom AG..........................      406,360

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      21

________________________________________________________________________________

Forward International Small Companies Fund
Portfolio of Investments (Unaudited)

                                                                Value
        Shares                                                 (Note 2)
        ------                                               ------------
                 Germany (continued)
           9,500 MPC Muenchmeyer Petersen Capital AG........ $    590,044
           2,000 Puma AG Rudolf Dassler Sport...............      508,243
                                                             ------------
                                                                2,183,719
                                                             ------------
                 Greece - 1.12%
          35,900 Piraeus Bank SA............................      419,306
                                                             ------------
                 Hong Kong - 9.06%
         282,862 China Insurance International Holdings Co.,
                 Ltd........................................      125,115
       3,104,113 Group Sense International, Ltd.............      346,236
         886,333 Jiangxi Copper Co., Ltd....................      397,722
         371,000 Kowloon Development Co., Ltd...............      287,769
         331,517 Lee & Man Paper Manufacturing, Ltd.........      297,522
         550,463 Moulin International Holdings, Ltd.........      336,990
         805,764 Next Media, Ltd.*..........................      268,594
         945,724 Noble Group, Ltd...........................      516,114
       1,580,000 Peace Mark (Holdings), Ltd.................      301,827
       1,103,711 Raymond Industrial, Ltd.#..................      371,450
       1,304,000 Sinotronics Holdings, Ltd..................      130,403
                                                             ------------
                                                                3,379,742
                                                             ------------
                 Ireland - 3.12%
          23,800 DCC Plc....................................      431,448
          25,000 Depfa Bank Plc.............................      363,169
          32,000 Paddy Power Plc............................      367,914
                                                             ------------
                                                                1,162,531
                                                             ------------
                 Italy - 4.56%
          39,130 Bulgari SpA................................      395,618
         225,000 C.I.R. SpA.................................      473,580
          41,130 Credito Emiliano SpA.......................      337,775
          61,500 Hera SpA...................................      130,193
         100,000 Ifil (Finanziaria di Partecipazioni) SpA...      363,778
                                                             ------------
                                                                1,700,944
                                                             ------------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      22

________________________________________________________________________________

                                     Forward International Small Companies Fund
                                           Portfolio of Investments (Unaudited)

                                                               Value
       Shares                                                 (Note 2)
       ------                                               ------------
               Japan - 19.52%
        12,600 Daiichikosho Co., Ltd....................... $    385,658
            75 eAccess, Ltd.*..............................      477,674
            80 F T Communications Co., Ltd.................      472,862
            30 Fields Corp.................................      390,386
         6,000 Goldcrest Co., Ltd..........................      412,930
         3,000 Gulliver International Co., Ltd.............      346,124
         3,500 Kappa Create Co., Ltd.......................      241,517
         3,500 Kappa Create Co., Ltd. - W/I*...............      241,517
        18,000 Kibun Food Chemifa Co., Ltd.................      329,904
         9,000 Kuroda Electric Co., Ltd....................      387,637
        25,000 Leopalace21 Corp............................      467,364
        60,000 NHK Spring Co., Ltd.........................      378,290
        24,000 Nichiha Corp................................      388,187
        10,000 Nishimatsuya Chain Co., Ltd.................      408,714
           125 Quin Land Co., Ltd..........................      444,454
        12,000 Sysmex Corp.................................      370,592
        65,000 Tokyo Tatemono Co., Ltd.....................      369,905
        23,000 Trusco Nakayama Corp........................      412,059
         4,140 USS Co., Ltd................................      356,247
                                                            ------------
                                                               7,282,021
                                                            ------------
               Netherlands - 1.78%
        16,400 Axalto Holding NV*..........................      324,237
         2,010 Koninklijke BAM Groep NV....................       58,544
        25,010 Trader Classified Media NV*.................      282,984
                                                            ------------
                                                                 665,765
                                                            ------------
               Norway - 4.07%
       169,600 Mamut ASA*#.................................      244,436
        16,100 Prosafe ASA.................................      364,669
        55,580 Storebrand ASA..............................      380,076
        50,000 Tandberg ASA................................      528,385
                                                            ------------
                                                               1,517,566
                                                            ------------
               Portugal - 0.45%
         7,750 PT Multimedia-Servicos de Telecomunicacoes e
               Multimedia, SGPS, SA........................      169,722
                                                            ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      23

________________________________________________________________________________

Forward International Small Companies Fund
Portfolio of Investments (Unaudited)

                                                                 Value
       Shares                                                   (Note 2)
       ------                                                 ------------
                Singapore - 1.89%
        369,066 Huan Hsin Holdings, Ltd...................... $    199,269
        413,882 Lindeteves-Jacoberg, Ltd.*...................      123,748
        589,803 Parkway Holdings, Ltd........................      383,511
                                                              ------------
                                                                   706,528
                                                              ------------
                Spain - 0.87%
         30,000 Enagas.......................................      325,210
                                                              ------------
                Sweden - 3.12%
         35,000 D. Carnegie & Co. AB.........................      332,207
         34,000 Getinge AB, Class B..........................      401,701
          4,770 Micronic Laser Systems AB*...................       34,827
         56,100 Song Networks Holding AB*....................      394,706
                                                              ------------
                                                                 1,163,441
                                                              ------------
                Switzerland - 7.60%
          3,500 Actelion, Ltd.*..............................      402,427
         40,000 Ascom Holding AG, Registered Shares*.........      479,080
            800 Geberit AG, Registered Shares................      533,376
          3,000 Huber & Suhner AG, Registered Shares.........      201,214
          9,000 Logitech International SA, Registered Shares*      409,614
          1,400 PubliGroupe SA, Registered Shares............      442,670
         40,000 Temenos Group AG*............................      365,698
                                                              ------------
                                                                 2,834,079
                                                              ------------
                United Kingdom - 16.83%
         28,000 AWG Plc......................................      297,559
      9,296,000 AWG Plc, Redeemable*.........................       16,858
         70,000 Balfour Beatty Plc...........................      337,039
         73,000 BBA Group Plc................................      360,750
        400,000 Cookson Group Plc*...........................      304,668
         17,000 Forth Ports Plc..............................      359,163
        117,860 Incepta Group Plc............................      181,678
         13,500 Inchcape Plc.................................      429,174
         47,000 iSOFT Group Plc..............................      369,065
         78,000 Kesa Electricals Plc.........................      409,153

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      24

________________________________________________________________________________

                                     Forward International Small Companies Fund
                                           Portfolio of Investments (Unaudited)

                                                          Value
             Shares                                      (Note 2)
             ------                                    ------------
                     United Kingdom (continued)
             150,000 Kidde Plc........................ $    325,070
              94,000 Matalan Plc......................      364,803
              45,000 Millennium & Copthorne Hotels Plc      277,465
              28,000 National Express Group Plc.......      342,244
             100,000 NHP Plc..........................      354,086
             118,520 Photo-Me International Plc*......      211,175
              35,000 Punch Taverns Plc................      323,075
              25,000 RAC Plc..........................      321,896
              70,000 VT Group Plc.....................      335,452
              33,000 Weir Group Plc...................      172,953
              35,000 Wolfson Microelectronics Plc*....      186,609
                                                       ------------
                                                          6,279,935
                                                       ------------
                     Total Common Stocks..............   36,376,833
                                                       ------------
                     (Cost $31,827,736)
             PREFERRED STOCKS - 1.29%
                     Germany - 1.29%
              11,797 Rheinmetall AG...................      480,819
                                                       ------------
                     Total Preferred Stocks...........      480,819
                                                       ------------
                     (Cost $239,372)
             RIGHTS AND WARRANTS - 0.08%
                     Netherlands - 0.08%
              24,000 Air France, expiration 11/06/07*.       29,783
                                                       ------------
                     Total Rights and Warrants........       29,783
                                                       ------------
                     (Cost $29,899)
             Total Investments - 98.86%...............   36,887,435
                                                       ------------
             (Cost $32,097,007)
             Net Other Assets and Liabilities - 1.14%.      426,191
                                                       ------------
             Net Assets - 100.00%..................... $ 37,313,626
                                                       ============

------------------
*   Non-income producing security.
ADR American Depositary Receipt
# Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

           Date of                                     Market  % of
           Purchase         Security           Cost    Value   TNA
           -------- ------------------------ -------- -------- -----
           05/10/04 Mamut ASA                $172,657 $244,436 0.66%
           11/11/03 Raymond Industrial, Ltd. $375,882 $371,450 1.00%

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      25

________________________________________________________________________________

Forward International Small Companies Fund
Portfolio of Investments (Unaudited)


OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets (unaudited):

                                                  % of Net Assets
                Capital Goods....................      15.64%
                Retailing........................       9.33%
                Technology Hardware & Equipment..       7.09%
                Media............................       7.03%
                Health Care Equipment & Services.       7.02%
                Consumer Durables & Apparel......       6.77%
                Software & Services..............       6.57%
                Real Estate......................       5.07%
                Hotel Restaurants & Leisure......       4.98%
                Telecommunications Services......       4.70%
                Transportation...................       3.79%
                Diversified Financials...........       3.45%
                Materials........................       3.25%
                Banks............................       3.00%
                Insurance........................       2.34%
                Energy...........................       2.29%
                Utilities........................       2.06%
                Automobile & Components..........       1.99%
                Commercial Services & Supplies...       1.41%
                Pharmaceuticals & Biotech........       1.08%
                Net Other Assets and Liabilities.       1.14%
                                                      ------
                TOTAL NET ASSETS.................     100.00%
                                                      ======

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      26

________________________________________________________________________________

                                Statement of Assets and Liabilities (Unaudited)


                                                      Forward      Forward
                                                      Hoover        Hoover
                                                     Small Cap     Mini-Cap
                                                    Equity Fund      Fund
                                                   ------------  -----------
  ASSETS:
   Investments, at value.......................... $147,314,723  $23,202,880
   Cash and cash equivalents......................    3,804,559      192,567
   Receivable for investments sold................    3,471,549    1,289,990
   Receivable for shares sold.....................       38,890        4,500
   Dividend receivable............................       81,966        7,971
   Prepaid expenses...............................       35,091        5,626
                                                   ------------  -----------
     Total Assets.................................  154,746,778   24,703,534
                                                   ------------  -----------
  LIABILITIES:
   Payable for investments purchased..............    1,836,879    1,023,084
   Payable for shares redeemed....................      213,103           --
   Payable to adviser.............................      125,225       10,934
   Accrued expenses and other liabilities.........      175,123       43,909
                                                   ------------  -----------
     Total Liabilities............................    2,350,330    1,077,927
                                                   ------------  -----------
  NET ASSETS...................................... $152,396,448  $23,625,607
                                                   ============  ===========
  NET ASSETS consist of:
   Paid-in capital (Note 4)....................... $109,081,687  $21,191,108
   Accumulated net investment loss................     (945,919)    (119,353)
   Accumulated net realized gain/(loss) on
    investments...................................   17,136,199      (43,805)
   Net unrealized appreciation on investments.....   27,124,481    2,597,657
                                                   ------------  -----------
  Total Net Assets................................ $152,396,448  $23,625,607
                                                   ============  ===========
  Investments, at Cost............................ $120,190,242  $20,605,223
  Pricing of Shares
   Investor Class:
   Net Asset Value, offering, and redemption price
    per share..................................... $      17.80  $     14.85
   Net Assets..................................... $147,686,743  $ 6,635,431
   Shares of beneficial interest outstanding......    8,294,765      446,746
   Institutional Class:
   Net Asset Value, offering, and redemption price
    per share..................................... $      18.00  $     14.93
   Net Assets..................................... $  4,709,705  $16,990,176
   Shares of beneficial interest outstanding......      261,687    1,138,167

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      27

________________________________________________________________________________

                                                     Forward        Forward
                                                     Uniplan      Hansberger
                                                   Real Estate   International
                                                 Investment Fund  Growth Fund
                                                 --------------- -------------
  ASSETS:
   Investments, at value........................   $41,217,397    $20,960,196
   Cash and cash equivalents....................     1,326,881        675,944
   Receivable for shares sold...................        48,719             --
   Dividend receivable..........................       231,690         55,082
   Prepaid expenses.............................        10,944          5,277
                                                   -----------    -----------
     Total Assets...............................    42,835,631     21,696,499
                                                   -----------    -----------
  LIABILITIES:
   Distributions payable........................       187,457             --
   Payable for shares redeemed..................         5,156             --
   Payable to adviser...........................        35,537          6,652
   Accrued expenses and other liabilities.......        61,280         45,466
                                                   -----------    -----------
     Total Liabilities..........................       289,430         52,118
                                                   -----------    -----------
  NET ASSETS....................................   $42,546,201    $21,644,381
                                                   ===========    ===========
  NET ASSETS consist of:
   Paid-in capital (Note 4).....................   $32,589,222    $25,582,864
   Accumulated net investment income............            54         24,562
   Accumulated net realized gain/(loss) on
    investments and foreign currency
    transactions................................     1,618,408     (7,637,944)
   Net unrealized appreciation on investments
    and translation of assets and liabilities in
    foreign currencies..........................     8,338,517      3,674,899
                                                   -----------    -----------
  Total Net Assets..............................   $42,546,201    $21,644,381
                                                   ===========    ===========
  Investments, at Cost..........................   $32,878,885    $17,287,435
  Pricing of Shares
   Net Asset Value, offering, and redemption
    price per share.............................   $     14.48    $     11.36
   Net Assets...................................   $42,546,201    $21,644,381
   Shares of beneficial interest outstanding....     2,938,197      1,905,386

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      28

________________________________________________________________________________

                                                                    Forward
                                                                 International
                                                                     Small
                                                                   Companies
                                                                     Fund
                                                                 -------------
  ASSETS:
   Investments, at value........................................  $36,887,435
   Cash and cash equivalents....................................      139,021
   Foreign currency, at value (Cost $771,133)...................      763,315
   Receivable for securities sold...............................      958,251
   Receivable for foreign currency sold.........................      547,704
   Receivable for shares sold...................................       66,958
   Receivable from Adviser......................................        8,449
   Dividend receivable..........................................      122,999
   Other assets.................................................       14,922
                                                                  -----------
     Total Assets...............................................   39,509,054
                                                                  -----------
  LIABILITIES:
   Payable for securities purchased.............................    1,344,213
   Payable for foreign currency purchased.......................      795,150
   Accrued expenses and other liabilities.......................       56,065
                                                                  -----------
     Total Liabilities..........................................    2,195,428
                                                                  -----------
  NET ASSETS....................................................  $37,313,626
                                                                  ===========
  NET ASSETS consist of:
   Paid-in capital (Note 4).....................................  $32,548,922
   Accumulated net investment income............................      348,547
   Accumulated net realized loss on investments and foreign
    currency transactions.......................................     (369,105)
   Net unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies................    4,785,262
                                                                  -----------
  Total Net Assets..............................................  $37,313,626
                                                                  ===========
  Investments, at Cost..........................................  $32,097,007
  Pricing of Shares
   Investor Class:
   Net Asset Value, offering, and redemption price per share....  $     11.17
   Net Assets...................................................  $ 5,256,459
   Shares of beneficial interest outstanding....................      470,664
   Institutional Class:
   Net Asset Value, offering, and redemption price per share....  $     11.20
   Net Assets...................................................  $32,057,167
   Shares of beneficial interest outstanding....................    2,862,460

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      29

________________________________________________________________________________

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

                                                        Forward     Forward
                                                        Hoover       Hoover
                                                       Small Cap    Mini-Cap
                                                      Equity Fund     Fund
                                                      -----------  ----------
 INVESTMENT INCOME:
  Interest........................................... $     4,857  $    2,302
  Dividends..........................................     283,782      36,372
  Foreign taxes withheld.............................         (19)         (2)
                                                      -----------  ----------
    Total investment income..........................     288,620      38,672
                                                      -----------  ----------
 EXPENSES:
  Investment advisory fee............................     737,311     103,154
  Administration fee.................................      96,865      12,234
  Custodian fee......................................      36,376      35,777
  Fund accounting fee................................      19,031      19,906
  Legal and audit fee................................      54,986      12,858
  Transfer agent fee.................................      33,901       7,858
  Directors' fees and expenses.......................      21,735       3,231
  Printing fees......................................      10,587         652
  Registration/filing fees...........................      13,462      17,717
  Report to shareholder fees.........................      10,854      11,396
  Distribution and service fees--Investor class......     217,294       4,637
  Other..............................................      17,967       1,590
                                                      -----------  ----------
    Total expenses before waiver.....................   1,270,369     231,010
    Less fees waived/reimbursed by investment
     adviser (Note 3)................................     (35,830)    (72,985)
                                                      -----------  ----------
    Total net expenses...............................   1,234,539     158,025
                                                      -----------  ----------
 NET INVESTMENT LOSS.................................    (945,919)   (119,353)
                                                      -----------  ----------
 Net realized gain/(loss) on investments.............  15,298,946    (291,044)
 Net change in unrealized appreciation/(depreciation)
  on investments.....................................    (699,505)  1,317,617
                                                      -----------  ----------
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS........................................  14,599,441   1,026,573
                                                      -----------  ----------
 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................... $13,653,522  $  907,220
                                                      ===========  ==========

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      30

________________________________________________________________________________

                                                        Statement of Operations
                 For the Six Months Ended June 30, 2004 (Unaudited) (continued)

                                                        Forward
                                                        Uniplan      Forward
                                                      Real Estate  Hansberger
                                                      Investment  International
                                                         Fund      Growth Fund
                                                      ----------- -------------
 INVESTMENT INCOME:
  Interest........................................... $    1,141    $     554
  Dividends..........................................    958,228      240,736
  Foreign taxes withheld.............................     (1,100)     (29,758)
                                                      ----------    ---------
    Total investment income..........................    958,269      211,532
                                                      ----------    ---------
 EXPENSES:
  Investment advisory fee............................    167,766       91,765
  Administration fee.................................     25,260       18,933
  Custodian fee......................................     24,477       23,787
  Fund accounting fee................................     17,360       26,722
  Legal and audit fee................................     22,106       16,333
  Transfer agent fee.................................     19,008        8,477
  Directors' fees and expenses.......................      6,234        3,302
  Printing fees......................................      6,608          714
  Registration/filing fees...........................     11,169        7,115
  Report to shareholder fees.........................      5,317        1,511
  Distribution and service fees--Investor class......     42,997       25,300
  Repayment of reimbursed expenses...................     13,423           --
  Other..............................................      6,501        3,445
                                                      ----------    ---------
    Total expenses before waiver.....................    368,226      227,404
    Less fees waived/reimbursed by investment
     adviser (Note 3)................................     (1,626)     (40,434)
                                                      ----------    ---------
    Total net expenses...............................    366,600      186,970
                                                      ----------    ---------
 NET INVESTMENT INCOME...............................    591,669       24,562
                                                      ----------    ---------
 Net realized gain on investments....................  1,182,513      996,437
 Net realized loss on foreign currency transactions..         --      (35,161)
 Net change in unrealized appreciation/
  (depreciation) on investments......................     87,056     (906,960)
 Net change in unrealized appreciation/
  (depreciation) on assets and liabilities in foreign
  currencies.........................................          5       (1,562)
                                                      ----------    ---------
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS........................................  1,269,574       52,754
                                                      ----------    ---------
 NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.................................... $1,861,243    $  77,316
                                                      ==========    =========

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      31

________________________________________________________________________________

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited) (continued)

                                                                      Forward
                                                                   International
                                                                       Small
                                                                     Companies
                                                                       Fund
                                                                   -------------
INVESTMENT INCOME:
 Interest.........................................................  $       627
 Dividends........................................................      640,178
 Foreign taxes withheld...........................................      (57,144)
                                                                    -----------
   Total investment income........................................      583,661
                                                                    -----------
EXPENSES:
 Investment advisory fee..........................................      223,162
 Administration fee...............................................       28,384
 Custodian fee....................................................       83,235
 Fund accounting fee..............................................       30,728
 Legal and audit fee..............................................       15,530
 Transfer agent fee...............................................        8,198
 Directors' fees and expenses.....................................        6,719
 Registration/filing fees.........................................       17,014
 Report to shareholder fees.......................................        7,502
 Distribution and service fees--Investor class....................       17,999
 Other............................................................       36,820
                                                                    -----------
   Total expenses before waiver...................................      475,291
   Less fees waived/reimbursed by investment adviser (Note 3).....     (187,979)
                                                                    -----------
   Total net expenses.............................................      287,312
                                                                    -----------
NET INVESTMENT INCOME.............................................      296,349
                                                                    -----------
Net realized gain on investments..................................    6,724,411
Net realized gain on foreign currency transactions................        2,502
Net change in unrealized appreciation/(depreciation) on
 investments......................................................   (4,653,170)
Net change in unrealized appreciation/(depreciation) on assets and
 liabilities in foreign currencies................................      (17,877)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................    2,055,866
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................  $ 2,352,215
                                                                    ===========

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      32

________________________________________________________________________________

                                             Statement of Changes in Net Assets

                                                                   Forward Hoover
                                                                Small Cap Equity Fund
                                                             --------------------------
                                                              Six Months
                                                                 Ended      Year Ended
                                                             June 30, 2004 December 31,
                                                              (Unaudited)      2003
                                                             ------------- ------------
Operations:
 Net investment loss........................................ $   (945,919) $ (1,370,872)
 Net realized gain on investments...........................   15,298,946    16,485,979
 Net change in unrealized appreciation/(depreciation) on
  investments...............................................     (699,505)   18,888,081
                                                             ------------  ------------
 Net increase in net assets resulting from operations.......   13,653,522    34,003,188
                                                             ------------  ------------
Distributions to shareholders:
 From net realized gains on investments
  Investor Class............................................           --    (2,185,726)
  Institutional Class.......................................           --       (66,218)
                                                             ------------  ------------
 Total distributions........................................           --    (2,251,944)
                                                             ------------  ------------
Share Transactions:
Investor Class
 Proceeds from sale of shares...............................   20,284,105    25,750,968
 Issued to shareholders in reinvestment of distributions....           --     2,174,101
 Cost of shares redeemed, net of redemption fees (Note 4)...  (14,150,001)  (22,904,359)
                                                             ------------  ------------
 Net increase from share transactions.......................    6,134,104     5,020,710
                                                             ------------  ------------
Institutional Class
 Proceeds from sale of shares...............................      615,930     3,212,264
 Issued to shareholders in reinvestment of distributions....           --        66,218
 Cost of shares redeemed, net of redemption fees (Note 4)...     (250,500)           --
                                                             ------------  ------------
 Net increase from share transactions.......................      365,430     3,278,482
                                                             ------------  ------------
 Net increase in net assets.................................   20,153,056    40,050,436
                                                             ------------  ------------
NET ASSETS:
 Beginning of period........................................  132,243,392    92,192,956
                                                             ------------  ------------
 End of period (including accumulated net investment loss of
  $945,919 and $0, respectively)............................ $152,396,448  $132,243,392
                                                             ============  ============
OTHER INFORMATION:
Share Transactions:
Investor Class
 Sold.......................................................    1,203,387     1,834,001
 Distributions reinvested...................................           --       132,891
 Redeemed...................................................     (845,240)   (1,663,364)
                                                             ------------  ------------
 Net increase in shares outstanding.........................      358,147       303,528
                                                             ============  ============
Institutional Class
 Sold.......................................................       36,085       219,043
 Distributions reinvested...................................           --         4,014
 Redeemed...................................................      (15,160)           --
                                                             ------------  ------------
 Net increase in shares outstanding.........................       20,925       223,057
                                                             ============  ============

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      33

________________________________________________________________________________

                                                                 Forward Hoover
                                                                  Mini-Cap Fund
                                                          ----------------------------
                                                          Six Months Ended  Year Ended
                                                           June 30, 2004   December 31,
                                                            (Unaudited)       2003*
                                                          ---------------- ------------
Operations:
 Net investment loss.....................................   $  (119,353)   $   (76,595)
 Net realized gain/(loss) on investments.................      (291,044)       493,363
 Net change in unrealized appreciation/(depreciation)
  on investments.........................................     1,317,617      1,280,040
                                                            -----------    -----------
 Net increase in net assets resulting from operations....       907,220      1,696,808
                                                            -----------    -----------
Distributions to shareholders:
 From net realized gains on investments
  Investor Class.........................................            --        (77,097)
  Institutional Class....................................            --       (118,220)
                                                            -----------    -----------
 Total distributions.....................................            --       (195,317)
                                                            -----------    -----------
Share Transactions:
Investor Class
 Proceeds from sale of shares............................       528,525      5,191,015
 Issued to shareholders in reinvestment of
  distributions..........................................            --         74,338
 Cost of shares redeemed.................................      (199,945)      (347,528)
                                                            -----------    -----------
 Net increase from share transactions....................       328,580      4,917,825
                                                            -----------    -----------
Institutional Class
 Proceeds from sale of shares............................     7,084,557      8,996,067
 Issued to shareholders in reinvestment of
  distributions..........................................            --         10,268
 Cost of shares redeemed.................................       (95,241)       (25,160)
                                                            -----------    -----------
 Net increase from share transactions....................     6,989,316      8,981,175
                                                            -----------    -----------
 Net increase in net assets..............................     8,225,116     15,400,491
                                                            -----------    -----------
NET ASSETS:
 Beginning of period.....................................    15,400,491             --
                                                            -----------    -----------
 End of period (including accumulated net investment loss
  of $119,353 and $0, respectively)......................   $23,625,607    $15,400,491
                                                            ===========    ===========
OTHER INFORMATION:
Share Transactions:
Investor Class
 Sold....................................................        36,663        444,954
 Distributions reinvested................................            --          5,137
 Redeemed................................................       (14,046)       (25,962)
                                                            -----------    -----------
 Net increase in shares outstanding......................        22,617        424,129
                                                            ===========    ===========
Institutional Class
 Sold....................................................       486,590        659,259
 Distributions reinvested................................            --            708
 Redeemed................................................        (6,624)        (1,766)
                                                            -----------    -----------
 Net increase in shares outstanding......................       479,966        658,201
                                                            ===========    ===========

------------------
* The Fund commenced operations on January 1, 2003.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      34

________________________________________________________________________________

                                                      Forward Uniplan
                                                        Real Estate
                                                      Investment Fund
                                               ----------------------------
                                               Six Months Ended  Year Ended
                                                June 30, 2004   December 31,
                                                 (Unaudited)        2003
                                               ---------------- ------------
    Operations:
     Net investment income....................   $   591,669    $   958,422
     Net realized gain on investments.........     1,182,513        277,283
     Net change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency........................        87,061      6,422,431
                                                 -----------    -----------
     Net increase in net assets resulting from
      operations..............................     1,861,243      7,658,136
                                                 -----------    -----------
    Distributions to shareholders:
     From net investment income...............      (591,615)      (747,393)
     From net realized gains on investments...            --       (181,406)
                                                 -----------    -----------
     Total distributions......................      (591,615)      (928,799)
                                                 -----------    -----------
    Share Transactions:
     Proceeds from sale of shares.............     7,339,986     10,927,934
     Issued to shareholders in reinvestment of
      distributions...........................       399,864        923,509
     Cost of shares redeemed, net of
      redemption fees (Note 4)................    (3,198,486)    (5,301,991)
                                                 -----------    -----------
     Net increase from share transactions.....     4,541,364      6,549,452
                                                 -----------    -----------
     Net increase in net assets...............     5,810,992     13,278,789
                                                 -----------    -----------
    NET ASSETS:
     Beginning of period......................    36,735,209     23,456,420
                                                 -----------    -----------
     End of period (including accumulated net
      investment income of $54 and $0,
      respectively)...........................   $42,546,201    $36,735,209
                                                 ===========    ===========
    OTHER INFORMATION:
    Share Transactions:
     Sold.....................................       509,733        906,329
     Distributions reinvested.................        27,470         73,553
     Redeemed.................................      (221,923)      (443,073)
                                                 -----------    -----------
     Net increase in shares outstanding.......       315,280        536,809
                                                 ===========    ===========

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      35

________________________________________________________________________________

                                                    Forward Hansberger
                                                 International Growth Fund
                                               ----------------------------
                                               Six Months Ended  Year Ended
                                                June 30, 2004   December 31,
                                                 (Unaudited)        2003
                                               ---------------- ------------
    Operations:
     Net investment income/(loss).............   $    24,562    $   (27,115)
     Net realized gain/(loss) on investments..       996,437       (454,613)
     Net realized loss on foreign currency....       (35,161)       (18,923)
     Net change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency........................      (908,522)     6,305,986
                                                 -----------    -----------
     Net increase in net assets resulting from
      operations..............................        77,316      5,805,335
                                                 -----------    -----------
    Share Transactions:
     Proceeds from sale of shares.............       565,061        360,481
     Cost of shares redeemed, net of
      redemption fees (Note 4)................      (187,342)      (298,413)
                                                 -----------    -----------
     Net increase from share transactions.....       377,719         62,068
                                                 -----------    -----------
     Net increase in net assets...............       455,035      5,867,403
                                                 -----------    -----------
    NET ASSETS:
     Beginning of period......................    21,189,346     15,321,943
                                                 -----------    -----------
     End of period (including accumulated net
      investment income of $24,562 and $0,
      respectively)...........................   $21,644,381    $21,189,346
                                                 ===========    ===========
    OTHER INFORMATION:
    Share Transactions:
     Sold.....................................        48,968         43,257
     Redeemed.................................       (16,325)       (36,433)
                                                 -----------    -----------
     Net increase in shares outstanding.......        32,643          6,824
                                                 ===========    ===========

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      36

________________________________________________________________________________

                                                              Forward International
                                                               Small Companies Fund
                                                         -----------------------------
                                                         Six Months Ended   Year Ended
                                                          June 30, 2004    December 31,
                                                           (Unaudited)        2003*
                                                         ---------------- ------------
Operations:
 Net investment income..................................   $    296,349   $    165,305
 Net realized gain on investments.......................      6,724,411      9,432,926
 Net realized gain on foreign currency..................          2,502         32,931
 Net change in unrealized appreciation/(depreciation)
  on investments and foreign currency...................     (4,671,047)     9,780,888
                                                           ------------   ------------
 Net increase in net assets resulting from operations...      2,352,215     19,412,050
                                                           ------------   ------------
Distributions to shareholders:
 From net investment income
  Investor Class........................................             --        (30,748)
  Institutional Class...................................             --       (124,613)
                                                           ------------   ------------
 Total distributions....................................             --       (155,361)
                                                           ------------   ------------
Share Transactions:
Investor Class
 Proceeds from sale of shares...........................      9,540,148     21,288,485
 Issued to shareholders in reinvestment of distributions             --         28,264
 Cost of shares redeemed, net of redemption fees
  (Note 4)..............................................    (20,698,551)    (9,355,411)
                                                           ------------   ------------
 Net increase/(decrease) from share transactions........    (11,158,403)    11,961,338
                                                           ------------   ------------
Institutional Class
 Proceeds from sale of shares...........................      9,687,941      9,876,707
 Issued to shareholders in reinvestment of distributions             --        123,064
 Cost of shares redeemed, net of redemption fees
  (Note 4)..............................................     (5,770,864)   (21,577,832)**
                                                           ------------   ------------
 Net increase/(decrease) from share transactions........      3,917,077    (11,578,061)
                                                           ------------   ------------
 Net increase/(decrease) in net assets..................     (4,889,111)    19,639,966
                                                           ------------   ------------
NET ASSETS:
 Beginning of period....................................     42,202,737     22,562,771
                                                           ------------   ------------
 End of period (including accumulated net investment
  income of $348,547 and $52,198, respectively).........   $ 37,313,626   $ 42,202,737
                                                           ============   ============
OTHER INFORMATION:
Share Transactions:
Investor Class
 Sold...................................................        846,733      2,574,362
 Distributions reinvested...............................             --          2,826
 Redeemed...............................................     (1,914,911)    (1,086,725)
                                                           ------------   ------------
 Net increase/(decrease) in shares outstanding..........     (1,068,178)     1,490,463
                                                           ============   ============
Institutional Class
 Sold...................................................        869,079      1,280,322
 Distributions reinvested...............................             --         12,294
 Redeemed...............................................       (527,382)    (2,224,886)
                                                           ------------   ------------
 Net increase/(decrease) in shares outstanding..........        341,697       (932,270)
                                                           ============   ============

------------------
* On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund.
** Includes in-kind redemption of $18,280,729.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      37

________________________________________________________________________________

Financial Highlights
For a share outstanding throughout the periods presented.

                                                   Forward Hoover
                                               Small Cap Equity Fund
                                      --------------------------------------
                                        Investor    Institutional   Investor
                                          Class         Class        Class
                                      ------------- ------------- ------------
                                       Six Months    Six Months
                                          Ended         Ended      Year Ended
                                      June 30, 2004 June 30, 2004 December 31,
                                       (Unaudited)   (Unaudited)      2003
                                      ------------- ------------- ------------
 Net Asset Value, Beginning of
  Period.............................   $  16.17       $16.31       $  12.05
 Income/(loss) from Operations:
  Net investment loss................      (0.11)       (0.08)         (0.17)
  Net realized and unrealized gain/
   (loss) on investments.............       1.74         1.77           4.57
                                        --------       ------       --------
    Total from Operations............       1.63         1.69           4.40
                                        --------       ------       --------
 Less Distributions:
  From net investment income.........         --           --             --
  In Excess of net investment
   income............................         --           --             --
  From capital gains.................         --           --          (0.28)
  Tax return of capital..............         --           --             --
                                        --------       ------       --------
    Total Distributions:.............         --           --          (0.28)
                                        --------       ------       --------
 Redemption fees added to paid in
  capital (Note 4)...................        -- +         -- +           -- +
                                        --------       ------       --------
 Net increase/(decrease) in net asset
  value..............................       1.63         1.69           4.12
                                        --------       ------       --------
 Net Asset Value, End of Period......   $  17.80       $18.00       $  16.17
                                        ========       ======       ========
 Total Return........................      10.08%       10.36%         36.49%
 Ratios/Supplemental Data:
  Net Assets, End of Period
   (000's)...........................   $147,687       $4,709       $128,317
 Ratios to average net assets:
  Net investment income/(loss)
   including reimbursement/
   waiver............................      (1.36)%*     (0.93)%*       (1.28)%
  Operating expenses including
   reimbursement/waiver..............       1.77%*       1.34%*         1.83%
  Operating expenses excluding
   reimbursement/waiver..............       1.82%*       1.50%*         1.89%
 Portfolio turnover rate.............        114%         114%           190%

------------------
* Annualized except for total return and portfolio turnover rate.
+ Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      38

________________________________________________________________________________

                                                           Financial Highlights
                      For a share outstanding throughout the periods presented.

                                                   Forward Hoover
                                               Small Cap Equity Fund
                                      -------------------------------------
                                      Institutional   Investor   Institutional
                                          Class        Class         Class
                                      ------------- ------------ -------------
                                       Year Ended    Year Ended  Period Ended
                                      December 31,  December 31, December 31,
                                          2003          2002       2002/(1)/
                                      ------------- ------------ -------------
 Net Asset Value, Beginning of
  Period.............................    $12.10       $ 14.78       $ 14.12
 Income/(loss) from Operations:
  Net investment loss................     (0.05)        (0.18)        (0.08)
  Net realized and unrealized gain/
   (loss) on investments.............      4.54         (2.55)        (1.94)
                                         ------       -------       -------
    Total from Operations............      4.49         (2.73)        (2.02)
                                         ------       -------       -------
 Less Distributions:
  From net investment income.........        --            --            --
  In Excess of net investment
   income............................        --            --            --
  From capital gains.................     (0.28)           --            --
  Tax return of capital..............        --            --            --
                                         ------       -------       -------
    Total Distributions:.............     (0.28)           --            --
                                         ------       -------       -------
 Redemption fees added to paid in
  capital (Note 4)...................       -- +          -- +          -- +
                                         ------       -------       -------
 Net increase/(decrease) in net asset
  value..............................      4.21         (2.73)        (2.02)
                                         ------       -------       -------
 Net Asset Value, End of Period......    $16.31       $ 12.05       $ 12.10
                                         ======       =======       =======
 Total Return........................     37.08%       (18.47)%      (14.31)%
 Ratios/Supplemental Data:
  Net Assets, End of Period
   (000's)...........................    $3,926       $91,979       $   214
 Ratios to average net assets:
  Net investment income/(loss)
   including reimbursement/
   waiver............................     (0.82)%       (1.30)%       (1.13)%*
  Operating expenses including
   reimbursement/waiver..............      1.35%         1.85%         1.85%*
  Operating expenses excluding
   reimbursement/waiver..............      1.74%         1.89%         1.85%*
 Portfolio turnover rate.............       190%          147%          147%

------------------
 * Annualized except for total return and portfolio turnover rate.
+ Amount represents less than $0.01 per share.
(1) The Forward Hoover Small Cap Equity Fund Institutional Class commenced operations on June 6, 2002.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      39

________________________________________________________________________________

Financial Highlights
For a share outstanding throughout the periods presented.

                                                   Forward Hoover
                                               Small Cap Equity Fund
                                       ------------------------------------
                                         Investor     Investor     Investor
                                          Class        Class        Class
                                       ------------ ------------ ------------
                                        Year Ended   Year Ended   Year Ended
                                       December 31, December 31, December 31,
                                           2001         2000         1999
                                       ------------ ------------ ------------
  Net Asset Value, Beginning of
   Period.............................   $  14.26     $ 12.19      $ 11.40
  Income/(loss) from Operations:
   Net investment loss................      (0.14)      (0.11)       (0.07)
   Net realized and unrealized gain/
    (loss) on investments.............       0.75        2.29         0.86
                                         --------     -------      -------
     Total from Operations............       0.61        2.18         0.79
                                         --------     -------      -------
  Less Distributions:
   From net investment income.........         --          --          -- +
   In Excess of net investment
    income............................         --          --          -- +
   From capital gains.................      (0.09)      (0.11)          --
   Tax return of capital..............        -- +         --           --
                                         --------     -------      -------
     Total Distributions:.............      (0.09)      (0.11)         -- +
                                         --------     -------      -------
  Redemption fees added to paid in
   capital (Note 4)...................         --          --           --
                                         --------     -------      -------
  Net increase/(decrease) in net asset
   value..............................       0.52        2.07         0.79
                                         --------     -------      -------
  Net Asset Value, End of Period......   $  14.78     $ 14.26      $ 12.19
                                         ========     =======      =======
  Total Return........................       4.27%      17.88%        7.03%
  Ratios/Supplemental Data:
   Net Assets, End of Period
    (000's)...........................   $115,546     $96,858      $46,748
  Ratios to average net assets:
   Net investment income/(loss)
    including reimbursement/
    waiver............................      (1.04)%     (1.06)%      (0.54)%
   Operating expenses including
    reimbursement/waiver..............       1.65%       1.64%        1.45%
   Operating expenses excluding
    reimbursement/waiver..............       1.99%       1.99%        2.00%
  Portfolio turnover rate.............        140%        183%         134%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      40

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                                  Forward Hoover
                                                  Mini-Cap Fund
                                     --------------------------------------
                                       Investor    Institutional   Investor
                                         Class         Class        Class
                                     ------------- ------------- ------------
                                      Six Months    Six Months
                                         Ended         Ended      Year Ended
                                     June 30, 2004 June 30, 2004 December 31,
                                      (Unaudited)   (Unaudited)   2003/(1)/
                                     ------------- ------------- ------------
  Net Asset Value, Beginning of
   Period...........................    $14.21        $ 14.24       $10.00
  Income/(loss) from Operations:
   Net investment loss..............     (0.11)         (0.06)       (0.13)
   Net realized and unrealized gain/
    (loss) on investments...........      0.75           0.75         4.52
                                        ------        -------       ------
     Total from Operations..........      0.64           0.69         4.39
                                        ------        -------       ------
  Less Distributions:
   From capital gains...............        --             --        (0.18)
                                        ------        -------       ------
     Total Distributions:...........        --             --        (0.18)
                                        ------        -------       ------
  Redemption fees added to paid in
   capital (Note 4).................        --             --          -- +
                                        ------        -------       ------
  Net increase in net asset value...      0.64           0.69         4.21
                                        ------        -------       ------
  Net Asset Value, End of Period....    $14.85        $ 14.93       $14.21
                                        ======        =======       ======
  Total Return......................      4.50%          4.85%       43.91%
  Ratios/Supplemental Data:
   Net Assets, End of Period
    (000's).........................    $6,636        $16,990       $6,027
  Ratios to average net assets:
   Net investment income/(loss)
    including reimbursement/
    waiver..........................     (1.60)%*       (1.03)%*     (1.67)%
   Operating expenses including
    reimbursement/waiver............      1.99%*         1.43%*       1.99%
   Operating expenses excluding
    reimbursement/waiver............      2.50%*         2.28%*       4.84%
  Portfolio turnover rate...........       174%           174%        4.21%

------------------
* Annualized except for total return and portfolio turnover rate.
 + Amount represents less than $0.01 per share.
(1) The Forward Hoover Mini-Cap Fund commenced operations on January 1, 2003.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      41

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                                             Forward Hoover
                                                             Mini-Cap Fund
                                                             --------------
                                                             Institutional
                                                                 Class
                                                             --------------
                                                              Period Ended
                                                              December 31,
                                                               2003/(2)/
                                                             --------------
     Net Asset Value, Beginning of Period...................     $13.02
     Income/(loss) from Operations:
      Net investment loss...................................      (0.03)
      Net realized and unrealized gain/(loss) on investments       1.43
                                                                 ------
        Total from Operations...............................       1.40
                                                                 ------
     Less Distributions:
      From capital gains....................................      (0.18)
                                                                 ------
        Total Distributions:................................      (0.18)
                                                                 ------
     Redemption fees added to paid in capital
      (Note 4)..............................................        -- +
                                                                 ------
     Net increase in net asset value........................       1.22
                                                                 ------
     Net Asset Value, End of Period.........................     $14.24
                                                                 ======
     Total Return...........................................      10.76%
     Ratios/Supplemental Data:
      Net Assets, End of Period (000's).....................     $9,373
     Ratios to average net assets:
      Net investment income/(loss) including
       reimbursement/waiver.................................      (1.04)%*
      Operating expenses including reimbursement/waiver.....       1.43%*
      Operating expenses excluding reimbursement/waiver.....       3.44%*
     Portfolio turnover rate................................        421%

------------------
 * Annualized except for total return and portfolio turnover rate.
(2) The Forward Hoover Mini-Cap Fund Institutional Class commenced operations on August 15, 2003.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      42

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                                    Forward Uniplan Real Estate
                                                          Investment Fund
                                         -------------------------------------------------
                                              Six Months
                                                 Ended             Year Ended   Year Ended
                                             June 30, 2004        December 31, December 31,
                                              (Unaudited)             2003         2002
                                         -------------            ------------ ------------
Net Asset Value, Beginning of
 Period.................................    $ 14.01                 $ 11.24      $ 11.43
Income/(loss) from Operations:
 Net investment income..................       0.21                    0.39         0.44
 Net realized and unrealized gain/
  (loss) on investments.................       0.47                    2.76        (0.02)
                                            -------                 -------      -------
   Total from Operations................       0.68                    3.15         0.42
                                            -------                 -------      -------
Less Distributions:
 From net investment income.............      (0.21)                  (0.31)       (0.44)
 From capital gains.....................         --                   (0.07)       (0.17)
 Tax return of capital..................         --                      --           --
                                            -------                 -------      -------
   Total Distributions:.................      (0.21)                  (0.38)       (0.61)
                                            -------                 -------      -------
Redemption fees added to paid in capital
 (Note 4)...............................        -- +                    -- +         -- +
                                            -------                 -------      -------
Net increase/(decrease) in net asset
 value..................................       0.47                    2.77        (0.19)
                                            -------                 -------      -------
Net Asset Value, End of Period..........    $ 14.48                 $ 14.01      $ 11.24
                                            =======                 =======      =======
Total Return............................       4.84%                  28.53%        3.56%
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)......    $42,546                 $36,735      $23,456
Ratios to average net assets:
 Net investment income/(loss)
  including
  reimbursement/waiver..................       3.00%/(2)/              3.30%        4.03%
 Operating expenses including
  reimbursement/waiver..................       1.85%/(2),(3),(4)/      1.91%        1.94%
 Operating expenses excluding
  reimbursement/waiver..................       1.86%/(2),(3),(4)/      2.16%        2.09%
Portfolio turnover rate.................         18%                     17%          22%

------------------
(2) Annualized except for total return and portfolio turnover rate.
(3) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $13,423 during the six months ended June 30, 2004, representing previously reimbursed expenses from the Adviser. During the six months ended June 30, 2004, had such payment not been made, the expense ratios including reimbursement and excluding reimbursement to average net assets would have been 1.79% and 1.80%, respectively.
(4) The Fund incurred ReFlow fees of $638 during the six month period ended June 30, 2004. If the ReFlow fees had been included, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.86% and 1.87%, respectively.
 + Amount represents less than $0.01 per share.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      43

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                          Forward Uniplan Real Estate
                                                Investment Fund
                                   -----------------------------------
                                    Year Ended   Year Ended  Period Ended
                                   December 31, December 31, December 31,
                                       2001         2000      1999/(1)/
                                   ------------ ------------ ------------
    Net Asset Value, Beginning of
     Period.......................   $ 10.91      $  8.79       $10.00
    Income/(loss) from Operations:
     Net investment income........      0.52         0.48         0.41
     Net realized and unrealized
      gain/(loss) on
      investments.................      0.70         2.04        (1.24)
                                     -------      -------       ------
       Total from Operations......      1.22         2.52        (0.83)
                                     -------      -------       ------
    Less Distributions:
     From net investment
      income......................     (0.44)       (0.36)       (0.38)
     From capital gains...........     (0.18)         -- +          --
     Tax return of capital........     (0.08)       (0.04)          --
                                     -------      -------       ------
       Total Distributions:.......     (0.70)       (0.40)       (0.38)
                                     -------      -------       ------
    Redemption fees added to paid
     in capital
     (Note 4).....................        --           --           --
                                     -------      -------       ------
    Net increase/(decrease) in net
     asset value..................      0.52         2.12        (1.21)
                                     -------      -------       ------
    Net Asset Value, End of
     Period.......................   $ 11.43      $ 10.91       $ 8.79
                                     =======      =======       ======
    Total Return..................     11.31%       29.21%       (9.10)%
    Ratios/Supplemental Data:
     Net Assets, End of Period
      (000's).....................   $15,085      $13,480       $4,568
    Ratios to average net assets:
     Net investment income/(loss)
      including reimbursement/
      waiver......................      4.63%        5.09%        5.64%/(2)/
     Operating expenses including
      reimbursement/waiver........      1.80%        1.79%        1.80%/(2)/
     Operating expenses excluding
      reimbursement/waiver........      2.41%        2.61%        4.02%/(2)/
    Portfolio turnover rate.......         7%          18%           0%

------------------
(1) The Fund commenced operations on May 10, 1999.
(2) Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      44

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                                   Forward Hansberger
                                               International Growth Fund
                                     --------------------------------------------
                                        Six Months
                                           Ended           Year Ended   Year Ended
                                       June 30, 2004      December 31, December 31,
                                        (Unaudited)           2003         2002
                                     -------------        ------------ ------------
Net Asset Value, Beginning of
 Period.............................    $ 11.31             $  8.21      $  9.63
Income/(loss) from Operations:
 Net investment income/(loss).......       0.01               (0.01)       (0.04)
 Net realized and unrealized gain/
  (loss) on investments.............       0.04                3.11        (1.38)
                                        -------             -------      -------
   Total from Operations............       0.05                3.10        (1.42)
                                        -------             -------      -------
Less Distributions:
 From net investment income.........         --                  --           --
                                        -------             -------      -------
   Total Distributions:.............         --                  --           --
                                        -------             -------      -------
Redemption fees added to paid in
 capital
 (Note 4)...........................        -- +                -- +         -- +
                                        -------             -------      -------
Net increase/(decrease) in net asset
 value..............................       0.05                3.10        (1.42)
                                        -------             -------      -------
Net Asset Value, End of Period......    $ 11.36             $ 11.31      $  8.21
                                        =======             =======      =======
Total Return........................       0.44%              37.76%      (14.75)%
Ratios/Supplemental Data:
 Net Assets, End of Period
  (000's)...........................    $21,644             $21,189      $15,322
Ratios to average net assets:
 Net investment income/(loss)
  including reimbursement/
  waiver............................       0.23%/(1)/         (0.16)%      (0.44)%
 Operating expenses including
  reimbursement/waiver..............       1.73%/(1),(2)/      1.99%        1.95%
 Operating expenses excluding
  reimbursement/waiver..............       2.11%/(1)/          2.48%        2.43%
Portfolio turnover rate.............         28%                 25%          37%

------------------
(1) Annualized except for total return and portfolio turnover rate.
(2) Effective January 26, 2004, the net expense cap changed from 1.99% to 1.69%. + Amount represents less than $0.01 per share.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      45

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                                 Forward Hansberger
                                             International Growth Fund
                                       -------------------------------------
                                        Year Ended   Year Ended   Year Ended
                                       December 31, December 31, December 31,
                                           2001         2000         1999
                                       ------------ ------------ ------------
  Net Asset Value, Beginning of
   Period.............................   $ 12.18      $ 13.93      $ 11.29
  Income/(loss) from Operations:
   Net investment income/(loss).......     (0.04)       (0.12)        0.21
   Net realized and unrealized gain/
    (loss) on investments.............     (2.51)       (1.63)        2.63
                                         -------      -------      -------
     Total from Operations............     (2.55)       (1.75)        2.84
                                         -------      -------      -------
  Less Distributions:
   From net investment income.........        --           --        (0.20)
                                         -------      -------      -------
     Total Distributions:.............        --           --        (0.20)
                                         -------      -------      -------
  Redemption fees added to paid in
   capital (Note 4)...................        --           --           --
                                         -------      -------      -------
  Net increase/(decrease) in net asset
   value..............................     (2.55)       (1.75)        2.64
                                         -------      -------      -------
  Net Asset Value, End of Period......   $  9.63      $ 12.18      $ 13.93
                                         =======      =======      =======
  Total Return........................    (20.94)%     (12.56)%      25.15%
  Ratios/Supplemental Data:
   Net Assets, End of Period
    (000's)...........................   $17,979      $22,763      $25,887
  Ratios to average net assets:
   Net investment income/(loss)
    including reimbursement/
    waiver............................     (0.33)%      (0.87)%       1.65%
   Operating expenses including
    reimbursement/waiver..............      1.68%        1.68%        1.60%
   Operating expenses excluding
    reimbursement/waiver..............      2.47%        2.10%        2.30%
  Portfolio turnover rate.............        64%         167%          31%

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      46

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                                         Forward International
                                                         Small Companies Fund
                                         --------------------------------------------------
                                            Investor           Institutional        Investor
                                              Class                Class             Class
                                         -------------       -------------        ------------
                                           Six Months           Six Months
                                              Ended                Ended           Year Ended
                                          June 30, 2004        June 30, 2004      December 31,
                                           (Unaudited)          (Unaudited)        2003/(4)/
                                         -------------       -------------        ------------
Net Asset Value, Beginning of Period....    $10.39              $ 10.40             $  6.44
Income/(loss) from Operations:
 Net investment income/(loss)...........      0.04                 0.08                0.02***
 Net realized and unrealized gain/(loss)
  on investments........................      0.74                 0.72                3.94
                                            ------              -------             -------
  Total from Operations.................      0.78                 0.80                3.96
                                            ------              -------             -------
Less Distributions:
 From net investment income.............        --                   --               (0.02)
 From capital gains.....................        --                   --                  --
                                            ------              -------             -------
  Total Distributions:..................        --                   --               (0.02)
                                            ------              -------             -------
Redemption fees added to paid in capital
 (Note 4)...............................       -- +                 -- +               0.01+
                                            ------              -------             -------
Net increase/(decrease) in net asset
 value..................................      0.78                 0.80                3.95
                                            ------              -------             -------
Net Asset Value, End of Period..........    $11.17              $ 11.20             $ 10.39
                                            ======              =======             =======
Total Return............................      7.51%                7.69%              61.64%
Ratios/Supplemental Data:
Net Assets, End of Period (000's).......    $5,257              $32,057             $15,981
Ratios to average net assets:
 Net investment income/(loss)
  including reimbursement/waiver........      0.76%/(2)/           1.60%               0.24%
 Operating expenses including
  reimbursement/waiver..................      1.45%/(2),(3)/       1.20%/(2),(3)/      1.45%
 Operating expenses excluding
  reimbursement/waiver..................      2.18%/(2),(3)/       2.10%/(2),(3)/      2.45%
Portfolio turnover rate.................        95%                  95%                 52%

------------------
(2) Annualized except for total return and portfolio turnover rate.
(3) The Fund incurred ReFlow fees of $227 for the Investor Class and $1,292 for the Institutional Class during the six month period ended June 30, 2004. If the ReFlow fees had been included, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.45% and 2.18%, respectively and 1.21% and 2.11% for the Institutional Class, respectively.
(4) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund. In addition, for the periods presented prior to December 31, 2003, the Investor Class of shares was known as the Retail Class.
 + Amount represents less than $0.01 per share.
*** Per share numbers have been calculated using the average share method.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      47

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                                Forward International
                                                Small Companies Fund
                                     ----------------------------------------
                                     Institutional   Investor      Institutional
                                         Class        Class            Class
                                     ------------- ------------    -------------
                                      Year Ended   Period Ended     Year Ended
                                     December 31,  December 31,    December 31,
                                       2003/(4)/    2002/(1)/          2002
                                     ------------- ------------    -------------
Net Asset Value, Beginning of
 Period.............................    $  6.44      $  7.34          $  7.35
Income/(loss) from Operations:
 Net investment income/(loss).......       0.04***      0.02***          0.04***
 Net realized and unrealized gain/
  (loss) on investments.............       3.94        (0.90)           (0.92)
                                        -------      -------          -------
   Total from Operations............       3.98        (0.88)           (0.88)
                                        -------      -------          -------
Less Distributions:
 From net investment income.........      (0.03)       (0.03)           (0.04)
 From capital gains.................         --           --               --
                                        -------      -------          -------
   Total Distributions:.............      (0.03)       (0.03)           (0.04)
                                        -------      -------          -------
Redemption fees added to paid in
 capital (Note 4)...................       0.01         0.01             0.01
                                        -------      -------          -------
Net increase/(decrease) in net asset
 value..............................       3.96        (0.90)           (0.91)
                                        -------      -------          -------
Net Asset Value, End of Period......    $ 10.40      $  6.44          $  6.44
                                        =======      =======          =======
Total Return........................      61.95%      (11.82)%         (11.87)%
Ratios/Supplemental Data:
 Net Assets, End of Period
  (000's)...........................    $26,221      $   312          $22,251
Ratios to average net assets:
 Net investment income/(loss)
  including
  reimbursement/waiver..............       0.49%        0.27%/(2)/       0.52%
 Operating expenses including
  reimbursement/waiver..............       1.20%        1.45%/(2)/       1.20%
 Operating expenses excluding
  reimbursement/waiver..............       2.20%        2.82%/(2)/       2.57%
Portfolio turnover rate.............         52%         133%             133%

------------------
(1) Pictet International Small Companies Fund--Retail Class commenced operations on March 5, 2002.
(2) Annualized except for total return and portfolio turnover rate.
(4) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund. In addition, for the periods presented prior to December 31, 2003, the Investor Class of shares was known as the Retail Class.
*** Per share numbers have been calculated using the average share method.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      48

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                                Forward International
                                                Small Companies Fund
                                      ---------------------------------------
                                      Institutional Institutional Institutional
                                          Class         Class         Class
                                      ------------- ------------- -------------
                                       Year Ended    Year Ended    Year Ended
                                      December 31,  December 31,  December 31,
                                          2001          2000          1999
                                      ------------- ------------- -------------
 Net Asset Value, Beginning of Period    $ 10.21       $ 10.25       $ 6.55
 Income/(loss) from Operations:
  Net investment income/(loss).......       0.01           -- +       (0.02)
  Net realized and unrealized gain/
   (loss) on investments.............      (2.87)         0.71         5.66
                                         -------       -------       ------
    Total from Operations............      (2.86)         0.71         5.64
                                         -------       -------       ------
 Less Distributions:
  From net investment income.........         --            --           --
  From capital gains.................      (0.01)        (0.75)       (1.94)
                                         -------       -------       ------
    Total Distributions:.............      (0.01)        (0.75)       (1.94)
                                         -------       -------       ------
 Redemption fees added to paid in
  capital (Note 4)...................       0.01            --           --
                                         -------       -------       ------
 Net increase/(decrease) in net asset
  value..............................      (2.86)        (0.04)        3.70
                                         -------       -------       ------
 Net Asset Value, End of Period......    $  7.35       $ 10.21       $10.25
                                         =======       =======       ======
 Total Return........................     (27.95)%        6.56%       86.45%
 Ratios/Supplemental Data:
  Net Assets, End of Period (000's)..    $21,934       $24,214       $4,776
 Ratios to average net assets:
  Net investment income/(loss)
   including reimbursement/waiver....       0.17%        (0.37)%      (0.02)%
  Operating expenses including
   reimbursement/waiver..............       1.20%         1.20%        1.20%
  Operating expenses excluding
   reimbursement/waiver..............       2.28%         2.66%        4.76%
 Portfolio turnover rate.............        122%          142%         166%

------------------
+ Amount represents less than $0.01 per share.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      49

________________________________________________________________________________

Notes to Financial Statements (Unaudited)

1.  Organization
Forward Funds, Inc. (the "Company") was incorporated in Maryland on October 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 2004, the Company offered seven investment portfolios. This semi-annual report describes five portfolios offered by the Company. The accompanying financial statements and financial highlights are those of the Forward Hoover Small Cap Equity Fund (the "Small Cap Fund"), the Forward Hoover Mini-Cap Fund (the "Mini-Cap Fund"), the Forward Uniplan Real Estate Investment Fund (the "Real Estate Fund"), the Forward Hansberger International Growth Fund (the "International Growth Fund") and the Forward International Small Companies Fund (the "International Small Companies Fund") (each a "Fund" and collectively the "Funds"). The Sierra Club Stock Fund and the Sierra Club Balanced Fund's financial statements and financial highlights are included in a separate semi-annual report. Each Fund, except the Real Estate Fund, is a diversified portfolio as defined under the 1940 Act.

The Small Cap Fund and Mini-Cap Fund seek to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in real estate securities, including real estate investment trusts (REITs). The International Growth Fund seeks to achieve high total returns and invests primarily in the equity securities of companies organized or located outside of the United States. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the United States.

2.  Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant

________________________________________________________________________________
                                                                  June 30, 2004
                                      50

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted close price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors. The valuation methodologies include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

________________________________________________________________________________
June 30, 2004
                                      51

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Distributions to Shareholders: Dividends from net investment income are declared and paid annually for the Small Cap Fund, Mini-Cap Fund, International Growth Fund and International Small Companies Fund, and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs, and such distributions may also consist of capital gains and return of capital for tax purposes. The actual return of capital and capital gains portions of such distributions may be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Company treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will not be subject to Federal income taxes to the

________________________________________________________________________________
                                                                  June 30, 2004
                                      52

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

Expenses: Expenses that are specific to a Fund are charged directly to that Fund. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Fund LLC: The Funds may participate in ReFlow Fund LLC ("ReFlow"), a program designed to provide an alternative liquidity source

________________________________________________________________________________
June 30, 2004
                                      53

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)

for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

ReFlow and its managing member, ReFlow Management, LLC, are under common control with Forward Management, the investment adviser to the Funds. In light of this, the Board of Directors has adopted certain procedures to govern the Funds' participation in ReFlow.

3.  Transactions with Affiliates
The Company has entered into an investment management agreement with Forward Management, LLC ("Forward" or the "Advisor") pursuant to which Forward provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Small Cap Fund, 1.05%; Mini-Cap Fund, 1.05%; Real Estate Fund, 0.85% on the first $100 million, 0.80% on the next $400 million and 0.70% on assets over $500 million; International Growth Fund, 0.85% on the first $50 million, 0.75% on the next $50 million, 0.65% on the next $150 million, 0.60% on the next $250 million and 0.55% on assets over $500 million; and the International Small Companies Fund, 1.00%.

Forward has entered into investment sub-advisory agreements with Hoover Investment Management Co., LLC ("Hoover") for the Small Cap Fund and

________________________________________________________________________________
                                                                  June 30, 2004
                                      54

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

Mini-Cap Fund; Uniplan Real Estate Advisors, Inc. ("Uniplan") for the Real Estate Fund; Hansberger Global Investors, Inc. ("HGI") for the International Growth Fund; and Pictet International Management Ltd. ("Pictet") for the International Small Companies Fund (each a "Sub-Advisor"). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Small Cap Fund, 0.70% on the first $100 million and 0.60% on assets over $100 million; Mini-Cap Fund, 0.70% on the first $100 million and 0.60% on assets over $100 million; Real Estate Fund, 0.60% on the first $100 million, 0.55% on the next $400 million and 0.45% on assets over $500 million; International Growth Fund, 0.50%; and the International Small Companies Fund, 0.65%.

Waiver of Fees
The Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses. These waivers and/or reimbursements will continue until January 1, 2005. As a result of such waivers, the total annual fund operating expenses (as a percentage of net assets) for the six months ended June 30, 2004 have been limited to 1.78% for the Small Cap Fund Investor Class, 1.34% for the Small Cap Fund Institutional Class, 1.99% for the Mini-Cap Fund Investor Class, 1.43% for the Mini-Cap Fund Institutional Class, 1.89% for the Real Estate Fund, 1.69% for the International Growth Fund (prior to January 26, 2004, 1.99%), 1.45% for the International Small Companies Fund Investor Class and 1.20% for the International Small Companies Fund Institutional Class. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the three years following the date on which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

________________________________________________________________________________
June 30, 2004
                                      55

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


For the six months ended June 30, 2004, the fee waivers and recoupment for prior waived/reimbursed fees were as follows:

                                   Fees     Recoupment of
            Fund                 Waived by  Past Waived/     Total
            Small Cap........... $ 35,830           --     $ 35,830
            Mini-Cap............   72,985           --       72,985
            Real Estate.........    1,626     $(13,423)     (11,797)
            International Growth   40,434           --       40,434
            International Small
             Companies..........  187,979           --      187,979

At June 30, 2004, the balance of recoupable expenses for each Fund was:

                                                  Six Months
                                                    Ended
                                                   June 30,
          Fund            2001    2002     2003      2004     Total
          ----          -------- ------- -------- ---------- --------
          Small Cap.... $357,121 $48,158 $ 73,040  $ 35,830  $514,149
          Mini-Cap.....       --      --  135,841    72,985   208,826
          Real Estate..   85,096  25,229   72,903   (11,797)  171,431
          International
           Growth......  158,418  80,331   84,748    40,434   363,931
          International
           Small
           Companies...       --      --       --   187,979   187,979

Distribution Plan
The Investor Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund's average daily net assets may be used to pay distribution fees. In addition, the Investor Class shares of the Funds have a Shareholder Servicing Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund's average net assets. The expenses of the Distribution and Shareholder Servicing Plans are reflected as distribution and service fees in the Statement of Operations. Institutional Class shares of the Small Cap Fund,

________________________________________________________________________________
                                                                  June 30, 2004
                                      56

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

Mini-Cap Fund and International Small Companies Fund are not subject to distribution or service fees.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Company has entered into an administration agreement with PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. PFPC also serves as the Company's transfer agent and dividend paying agent.

Directors
Overall responsibility for oversight of the Funds rests with the Directors of the Company. There are currently six directors, four of whom are not "interested persons" of the Company within the meaning of that term under the 1940 Act. Two of the non-interested Directors receive $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who serves as Chairman of the Board of Directors receives $4,000 ($2,000 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who serves as Chairman of the Audit Committee receives $4,500 ($2,250 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One interested Director also receives $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). The other interested Director does not receive any compensation by the Funds.

Indemnifications
Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

________________________________________________________________________________
June 30, 2004
                                      57

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


4.  Shares of Beneficial Interest
The authorized capital stock of the Company consists of one billion four hundred million (1,400,000,000) shares of two classes of common stock having a par value of $0.001 per share. The Board of Directors of the Company has designated the stock into seven series. Each Fund, other than the Small Cap Fund, Mini-Cap Fund, and the International Small Companies Fund, currently offers only one class of shares called the Investor Class shares. The Small Cap Fund, Mini-Cap Fund, and the International Small Companies Fund offer a second class of shares called the Institutional Class shares to institutional investors and investors meeting certain purchase qualifications. Holders of shares of the Funds of the Company have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 60 days of purchase incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the "cost of shares redeemed" in the Statement of Changes in Net Assets.

________________________________________________________________________________
                                                                  June 30, 2004
                                      58

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


The following entities owned of record or beneficially, as of June 30, 2004, 5% or greater of any class of the Funds outstanding equity securities:

     Fund                                      Name             Percentage
     ----                                      ----             ----------
     Small Cap Investor Class      Charles Schwab & Co., Inc.     37.03%
                                   Muir & Co.                     26.48%
                                   Sutton Place Associates LLC    20.68%
     Small Cap Institutional Class Suffield Academy               44.93%
                                   The H. John Heinz III Center
                                     for Science Economics &
                                     Environment                  26.15%
                                   Roman Catholic Diocese          7.10%
                                   Exploratorium-Donor Fund        6.98%
                                   National Investor Services      6.97%
                                   Harder Foundation               6.74%
     Mini-Cap Investor Class       Sutton Place Associates LLC    70.85%
                                   Charles Schwab & Co., Inc.     15.92%
                                   National Investor Services      5.41%
     Mini-Cap Institutional Class  Lepick & Co.                   65.40%
                                   Charles Schwab & Co., Inc.     14.67%
                                   Trust Management Network
                                     LLC                           7.43%
                                   Southwest Bank of Texas         6.41%
     Real Estate                   Sutton Place Associates LLC    48.39%
                                   Charles Schwab & Co., Inc.     21.00%
                                   Neuberger Berman               16.76%
     International Growth          Sutton Place Associates LLC    96.81%
     International Small
      Companies Investor Class     National Investor Services     41.17%
                                   Charles Schwab & Co., Inc.     20.11%
                                   Reflow Fund LLC                 5.54%
     International Small
      Companies Institutional
      Class                        Charles Schwab & Co., Inc.     44.92%
                                   Fox & Co.                      23.55%
                                   National Investor Services     12.29%

________________________________________________________________________________
June 30, 2004
                                      59

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


5.  Purchases and Sales of Investments
Investment transactions for the six months ended June 30, 2004, excluding temporary short-term investments, were as follows:

                                     Cost of Investments  Proceeds from
       Fund                               Purchased      Investments Sold
       ----                          ------------------- ----------------
       Small Cap                        $158,825,149       $155,254,313
       Mini-Cap                           38,657,273         31,066,108
       Real Estate                        11,122,858          6,951,452
       International Growth                5,913,140          5,942,502
       International Small Companies      41,385,034         48,694,826

6.  Tax Basis Information
Tax Basis of Investments
At June 30, 2004, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) was as follows:

                                     Gross        Gross         Net
                       Cost of     Unrealized   Unrealized   Unrealized
       Fund          Investments  Appreciation Depreciation Appreciation
       ----          ------------ ------------ ------------ ------------
       Small Cap     $120,190,242 $27,945,982  $  (821,501) $27,124,481
       Mini-Cap        20,605,223   2,824,059     (226,402)   2,597,657
       Real Estate     32,878,885   8,707,544     (369,027)   8,338,517
       International
        Growth         17,287,435   4,727,527   (1,052,628)   3,674,899
       International
        Small
        Companies      32,097,007   5,915,808   (1,130,546)   4,785,262

Post October Loss
Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2003, the Funds elected to defer capital losses and currency losses occurring between November 1, 2003 and December 31, 2003 as follows:

                                               Capital
                          Fund                 Losses
                          ----                 -------
                          International Growth $6,254

________________________________________________________________________________
                                                                  June 30, 2004
                                      60

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


Capital Loss Carryforwards
At December 31, 2003 the following Funds had available for Federal income tax purposes unused capital losses as follows:

                    Expiring Expiring Expiring in Expiring in Expiring in Expiring
Fund                in 2006  in 2007     2008        2009        2010     in 2011
----                -------- -------- ----------- ----------- ----------- --------
International
 Growth             $304,243 $43,416  $1,297,970  $2,884,919  $2,932,364  $856,355
International Small
 Companies                --      --          --   3,216,144   3,851,669        --

7.  Foreign Securities
Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.  REITS
The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

A description of the Funds' proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2004 are available (i) without charge, upon request, by calling (800) 999-6809; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

________________________________________________________________________________
June 30, 2004
                                      61

INVESTMENT ADVISOR
Forward Management, LLC
     San Francisco, CA

DISTRIBUTOR
PFPC Distributors, Inc.
     King of Prussia, PA

COUNSEL
Dechert LLP
     Washington, DC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers, LLP
     San Francisco, CA

CUSTODIAN
Brown Brothers Harriman & Co.
     Boston, MA

[LOGO OF FORWARD FUNDS]

..    FORWARD HOOVER
     SMALL CAP EQUITY FUND

..    FORWARD HOOVER
     MINI-CAP FUND

..    FORWARD UNIPLAN
     REAL ESTATE INVESTMENT FUND

..    FORWARD HANSBERGER
     INTERNATIONAL GROWTH FUND

..    FORWARD INTERNATIONAL
     SMALL COMPANIES FUND

FFSANN 6/04

Item 1. Report to Stockholders.

[LOGO OF SIERRA CLUB]

                                                       Sierra Club Stock Fund
                                                       Sierra Club Balanced Fund

                                                       SEMI-ANNUAL REPORT
                                                       June 30, 2004

________________________________________________________________________________
                                      [_]

                                                              Table of Contents


Shareholder Letter.................  1

Portfolios of Investments..........  6

Statement of Assets and Liabilities 17

Statement of Operations............ 18

Statements of Changes in Net Assets 19

Financial Highlights............... 21

Notes to Financial Statements...... 24

Sierra Club Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

The report has been prepared for the general information of Sierra Club Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Sierra Club Funds Prospectus, which contains more complete information about Sierra Club Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus before investing or sending money.

________________________________________________________________________________
                                                                  June 30, 2004

________________________________________________________________________________
                                      [_]


Dear Shareholder,

The first six months of 2004 were a turning point for the mutual fund industry, as a few unfortunate occurrences at other fund companies underscored the importance of full disclosure. Happily, the Sierra Club Mutual Funds have been a leader in providing shareholders with accessible, transparent information.

As just one example, our web site www.sierraclubfunds.com clearly discloses senior management's trading activity in our Funds on a daily basis. We do not tolerate market timing, after-hours trading, or any of the questionable practices that have lately been in the news. Now more than ever, our Code of Ethics represents assurance of our commitment to operate in the best interest of shareholders and, indeed, serves as a model for others in the industry in light of stricter regulatory efforts.

Of course, transparency is a two-way street. In turn, Sierra Club Mutual Funds demands nothing less from the companies we choose to consider. We will continue to carefully scrutinize the environmental and social practices of each corporation's management to help us achieve superior measures of performance and responsibility.

Sierra Club Mutual Funds Performance
We believe shareholders have every reason to be pleased with their investments. For the six months ended June 30, 2004, the Sierra Club Stock Fund ranked in the top 12% of its peer group, with a return of 4.52%. The Sierra Club Balanced Fund ranked in the upper third of its peer group, with a return of 2.40%.

Please review the following pages of this report for additional information on the performance of the Sierra Club Mutual Funds. We appreciate your continued confidence.

Sincerely,


/s/ J. Alan Reid
J. Alan Reid
President

________________________________________________________________________________
June 30, 2004
                                      1

________________________________________________________________________________
                                      [_]


Sierra Club Stock Fund average annual total returns as of June 30, 2004:

                            1-Year           19.47%
                            3-Year            0.03%
                            5-Year           -1.23%
                            Since Inception*  4.13%

       * October 1, 1998

Sierra Club Balanced Fund average annual total returns as of June 30, 2004:

                            YTD               2.40%
                            1-Year           12.40%
                            Since Inception* 13.91%

       * January 2, 2003

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.sierraclubfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

(C)2002 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Rankings and ratings change monthly.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on Morningstar's risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The Sierra Club Stock Fund was rated against 1143 large blend funds. The Sierra Club Stock Fund does not have a 10-year rating (fund inception was 10/1/98). For the 1-year rating, The Sierra Club Stock Fund ranked in the 23rd

________________________________________________________________________________
                                                                  June 30, 2004
                                      2

________________________________________________________________________________
                                      [_]

percentile among 1427 Large Blend funds. For the 3-year rating, the Sierra Club Stock Fund ranked in the 24th percentile among 1143 Large Blend funds. For the 5-year rating, the Sierra Club Fund ranked in the 34th percentile among 852 Large Blend funds. The Sierra Club Balanced Fund was rated against 903 Moderate Allocation funds. The Sierra Club Balanced Fund does not have a 3-, 5- or 10-year rating (fund inception was 1/2/03). For the 1-year rating, the Sierra Club Balanced Fund ranked in the 48th percentile among 810 Moderate Allocation funds.

________________________________________________________________________________
June 30, 2004
                                      3

________________________________________________________________________________
                                      [_]

Dear Shareholder,

Corporate accountability has been the watchword of late, and as a Sierra Club Mutual Funds shareholder you have been participating in our long-standing shareholder advocacy policy since the date of your initial purchase. Our stock ownership in companies allows us to maintain dialogues with corporate management, participate in shareholder resolutions, and continuously challenge the companies to improve their environmental and social policies and track records.

Your investments in the Sierra Club Mutual Funds fuel our current initiatives to influence corporate practices, and provide us with additional opportunities to add new targets to our portfolio. Over the past six months, we have focused on a wide array of topics ranging from electronic and toxic waste to urban sprawl and sustainable land development.

We supported a resolution at Costco requesting that the company adopt a socially and environmentally responsible land procurement policy. This year we will again urge the company to incorporate environmental considerations when it selects future store locations in United States and abroad.

We are working with a coalition of other socially responsible institutional investors to promote greater transparency in corporate environmental performance. Many high-tech corporations that operate in multiple countries do not always comply with corporate labor standards across their supply chains. Our current initiative is to talk with Dell and other leading computer manufacturers in an effort to move management to adopt stronger internal controls, independent audits and greater disclosure in public reporting. Should these dialogues not be successful, we have the option of proposing shareholder resolutions in the upcoming proxy season.

We also actively communicate with government officials on a variety of environmental and regulatory issues. For example, we recently addressed the topic of an equitable process for all investors to elect representatives to the corporate board of directors. We are supporting legislation that seeks to introduce in the United States regulations similar to the European Union's Directives on Waste in Electronic and Electric Equipment;

________________________________________________________________________________
                                                                  June 30, 2004
                                      4

________________________________________________________________________________
                                      [_]

transferring responsibility for end-of life product recycling and reuse to electronics equipment manufacturers. Finally, we are supporting the effort to require greater disclosure of corporate environmental cleanup liabilities currently pending with the SEC.

We will continue to help preserve and protect our planet by making our voice heard in these and other forums.

Sincerely,


/s/ Garvin Jabusch
Garvin Jabusch
Director, Sierra Club Mutual Funds

________________________________________________________________________________
June 30, 2004
                                      5

________________________________________________________________________________

Sierra Club Stock Fund
Portfolio of Investments (Unaudited)

                                                            Value
           Shares                                          (Note 2)
           ------                                        ------------
           COMMON STOCKS - 97.53%
                  Biotechnology - 2.76%
            2,600 Celgene Corp.*........................ $    148,876
            3,600 Gilead Sciences, Inc.*................      241,200
                                                         ------------
                                                              390,076
                                                         ------------
                  Capital Markets - 2.59%
            2,694 Bear Stearns Cos., Inc................      227,131
            4,100 Edwards (A.G.), Inc...................      139,523
                                                         ------------
                                                              366,654
                                                         ------------
                  Commercial Banks - 3.93%
            3,375 International Bancshares Corp.........      136,856
            5,500 Silicon Valley Bancshares*............      218,075
            3,525 Wells Fargo & Co......................      201,736
                                                         ------------
                                                              556,667
                                                         ------------
                  Commercial Services & Supplies - 4.74%
            2,300 Apollo Group, Inc., Class A*..........      203,067
            2,900 Corporate Executive Board Co..........      167,591
            1,100 Deluxe Corp...........................       47,850
            5,000 Equifax, Inc..........................      123,750
            4,300 Kelly Services, Inc., Class A.........      128,140
                                                         ------------
                                                              670,398
                                                         ------------
                  Communications Equipment - 0.26%
            9,600 JDS Uniphase Corp.*...................       36,384
                                                         ------------
                  Computers & Peripherals - 8.83%
            8,150 Dell, Inc.*...........................      291,933
           33,400 InFocus Corp.*........................      283,900
            8,900 Network Appliance, Inc.*..............      191,617
            7,600 Storage Technology Corp.*.............      220,400
           60,200 Sun Microsystems, Inc.*...............      261,268
                                                         ------------
                                                            1,249,118
                                                         ------------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      6

________________________________________________________________________________

                                                         Sierra Club Stock Fund
                                           Portfolio of Investments (Unaudited)

                                                             Value
         Shares                                             (Note 2)
         ------                                           ------------
                Consumer Finance - 1.63%
         11,800 AmeriCredit Corp.*....................... $    230,454
                                                          ------------
                Electrical Equipment - 0.22%
          1,600 American Power Conversion Corp...........       31,440
                                                          ------------
                Electronic Equipment & Instruments - 2.88%
          3,975 Tech Data Corp.*.........................      155,542
          7,400 Tektronix, Inc...........................      251,748
                                                          ------------
                                                               407,290
                                                          ------------
                Food & Staples Retailing - 3.87%
          3,775 Costco Wholesale Corp....................      155,039
          7,200 Supervalu, Inc...........................      220,392
          1,800 Whole Foods Market, Inc..................      171,810
                                                          ------------
                                                               547,241
                                                          ------------
                Food Products - 4.69%
          9,050 Hershey Foods Corp.......................      418,744
          7,200 McCormick & Co., Inc.....................      244,800
                                                          ------------
                                                               663,544
                                                          ------------
                Health Care Equipment & Supplies - 2.81%
          3,050 Stryker Corp.............................      167,750
          2,600 Zimmer Holdings, Inc.*...................      229,320
                                                          ------------
                                                               397,070
                                                          ------------
                Health Care Providers & Services - 3.86%
          1,800 Coventry Health Care, Inc.*..............       88,020
          2,700 Health Net, Inc.*........................       71,550
          8,900 Humana, Inc.*............................      150,410
          6,100 PacifiCare Health Systems, Inc.*.........      235,826
                                                          ------------
                                                               545,806
                                                          ------------
                Hotels Restaurants & Leisure - 4.59%
          2,300 Outback Steakhouse, Inc..................       95,128
          6,100 Starbucks Corp.*.........................      265,228
          6,450 Starwood Hotels & Resorts Worldwide, Inc.      289,282
                                                          ------------
                                                               649,638
                                                          ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      7

________________________________________________________________________________

Sierra Club Stock Fund
Portfolio of Investments (Unaudited)

                                                             Value
          Shares                                            (Note 2)
          ------                                          ------------
                 Information Technology Services - 0.96%
           5,500 Acxiom Corp............................. $    136,565
                                                          ------------
                 Insurance - 1.33%
           3,300 MBIA, Inc...............................      188,496
                                                          ------------
                 Internet & Catalog Retail - 1.50%
           2,300 Ebay, Inc.*.............................      211,485
                                                          ------------
                 Internet Software & Services - 1.39%
           5,400 Yahoo!, Inc.*...........................      196,182
                                                          ------------
                 Media - 1.20%
           5,300 Univision Communications, Inc., Class A*      169,229
                                                          ------------
                 Personal Products - 3.72%
          10,800 Estee Lauder Cos., Inc., Class A........      526,824
                                                          ------------
                 Pharmaceuticals - 3.52%
           6,700 Eon Labs, Inc.*.........................      274,231
           3,550 Medicis Pharmaceutical Corp., Class A...      141,822
           4,050 Mylan Laboratories, Inc.................       82,013
                                                          ------------
                                                               498,066
                                                          ------------
                 Real Estate - 4.11%
           6,200 AMB Property Corp.......................      214,706
           3,100 Cousins Properties, Inc.................      102,145
           4,200 HRPT Properties Trust...................       42,042
           8,100 Reckson Associates Realty Corp..........      222,426
                                                          ------------
                                                               581,319
                                                          ------------
                 Semiconductors & Semiconductor
                 Equipment - 5.80%
           6,400 Altera Corp.*...........................      142,208
           5,800 Microchip Technology, Inc...............      182,932
           4,550 Novellus Systems, Inc.*.................      143,052
          14,800 PMC-Sierra, Inc.*.......................      212,380
           4,200 Xilinx, Inc.............................      139,902
                                                          ------------
                                                               820,474
                                                          ------------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      8

________________________________________________________________________________

                                                         Sierra Club Stock Fund
                                           Portfolio of Investments (Unaudited)


                                                          Value
              Shares                                     (Note 2)
              ------                                   ------------
                      Software - 9.64%
              26,900  Activision, Inc.*............... $    427,710
               6,300  Autodesk, Inc...................      269,703
              15,800  Cadence Design Systems, Inc.*...      231,154
               7,700  Citrix Systems, Inc.*...........      156,772
              11,400  Siebel Systems, Inc.*...........      121,752
               5,650  Veritas Software Corp.*.........      156,505
                                                       ------------
                                                          1,363,596
                                                       ------------
                      Specialty Retail - 3.32%
               7,100  American Eagle Outfitters, Inc.*      205,261
               4,050  Bed Bath & Beyond, Inc.*........      155,723
               2,139  Best Buy Co., Inc...............      108,533
                                                       ------------
                                                            469,517
                                                       ------------
                      Thrifts & Mortgage Finance - 11.39%
               3,900  Astoria Financial Corp..........      142,662
               1,899  Countrywide Financial Corp......      133,405
               4,700  Doral Financial Corp............      162,150
               3,494  Fannie Mae......................      249,332
               1,300  Freddie Mac.....................       82,290
               9,300  Fremont General Corp............      164,145
               3,500  GreenPoint Financial Corp.......      138,950
               5,100  IndyMac Bancorp, Inc............      161,160
               2,200  MGIC Investment Corp............      166,892
               4,500  New Century Financial Corp......      210,690
                                                       ------------
                                                          1,611,676
                                                       ------------
                      Trading Companies & Distributors - 1.99%
               4,950  Fastenal Co.....................      281,308
                                                       ------------
                      Total Common Stocks.............   13,796,517
                                                       ------------
                      (Cost $12,323,791)

              TOTAL INVESTMENTS - 97.53%..............   13,796,517
                                                       ------------
              (Cost $12,323,791)
              NET OTHER ASSETS AND LIABILITIES - 2.47%      349,464
                                                       ------------
              NET ASSETS - 100.00%.................... $ 14,145,981
                                                       ============

------------------
*  Non-income producing security.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      9

________________________________________________________________________________

Sierra Club Balanced Fund
Portfolio of Investments (Unaudited)

                                                         Value
              Shares                                    (Note 2)
              ------                                  ------------
              COMMON STOCKS - 61.23%
                      Biotechnology - 1.87%
                3,600 Celgene Corp.*................. $    206,136
                4,900 Gilead Sciences, Inc.*.........      328,300
                                                      ------------
                                                           534,436
                                                      ------------
                      Capital Markets - 2.32%
                5,500 Bear Stearns Cos., Inc.........      463,705
                5,900 Edwards (A.G.), Inc............      200,777
                                                      ------------
                                                           664,482
                                                      ------------
                      Commercial Banks - 1.01%
                5,050 Wells Fargo & Co...............      289,012
                                                      ------------
                      Commercial Services & Supplies - 2.84%
                1,850 Apollo Group, Inc., Class A*...      163,336
                3,000 Corporate Executive Board Co...      173,370
                5,100 Deluxe Corp....................      221,850
                5,000 Equifax, Inc...................      123,750
                4,400 Kelly Services, Inc., Class A..      131,120
                                                      ------------
                                                           813,426
                                                      ------------
                      Communications Equipment - 0.27%
               20,600 JDS Uniphase Corp.*............       78,074
                                                      ------------
                      Computers & Peripherals - 6.03%
               12,600 Dell, Inc.*....................      451,332
               36,600 InFocus Corp.*.................      311,100
               12,000 Network Appliance, Inc.*.......      258,360
                8,400 Storage Technology Corp.*......      243,600
              106,500 Sun Microsystems, Inc.*........      462,210
                                                      ------------
                                                         1,726,602
                                                      ------------
                      Consumer Finance - 0.68%
                9,900 AmeriCredit Corp.*.............      193,347
                                                      ------------
                      Electrical Equipment - 0.50%
                7,300 American Power Conversion Corp.      143,445
                                                      ------------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      10

________________________________________________________________________________

                                                      Sierra Club Balanced Fund
                                           Portfolio of Investments (Unaudited)

                                                             Value
         Shares                                             (Note 2)
         ------                                           ------------
                Electronic Equipment & Instruments - 2.24%
          5,750 Tech Data Corp.*......................... $    224,997
         12,200 Tektronix, Inc...........................      415,044
                                                          ------------
                                                               640,041
                                                          ------------
                Food & Staples Retailing - 2.24%
          5,550 Costco Wholesale Corp....................      227,939
          5,400 Supervalu, Inc...........................      165,294
          2,600 Whole Foods Market, Inc..................      248,170
                                                          ------------
                                                               641,403
                                                          ------------
                Food Products - 2.21%
          9,200 Hershey Foods Corp.......................      425,684
          6,100 McCormick & Co., Inc.....................      207,400
                                                          ------------
                                                               633,084
                                                          ------------
                Health Care Equipment & Supplies - 2.03%
          4,800 Stryker Corp.............................      264,000
          3,600 Zimmer Holdings, Inc.*...................      317,520
                                                          ------------
                                                               581,520
                                                          ------------
                Health Care Providers & Services - 2.30%
          4,950 Coventry Health Care, Inc.*..............      242,055
          8,400 Health Net, Inc.*........................      222,600
          5,000 PacifiCare Health Systems, Inc.*.........      193,300
                                                          ------------
                                                               657,955
                                                          ------------
                Hotels Restaurants & Leisure - 3.14%
          2,900 Outback Steakhouse, Inc..................      119,944
          8,800 Starbucks Corp.*.........................      382,624
          8,850 Starwood Hotels & Resorts Worldwide, Inc.      396,922
                                                          ------------
                                                               899,490
                                                          ------------
                Information Technology Services - 0.35%
          4,000 Acxiom Corp..............................       99,320
                                                          ------------
                Insurance - 0.54%
          2,700 MBIA, Inc................................      154,224
                                                          ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      11

________________________________________________________________________________

Sierra Club Balanced Fund
Portfolio of Investments (Unaudited)

                                                             Value
          Shares                                            (Note 2)
          ------                                          ------------
                 Internet & Catalog Retail - 1.16%
           3,600 Ebay, Inc.*............................. $    331,020
                                                          ------------
                 Internet Software & Services - 0.91%
           7,200 Yahoo!, Inc.*...........................      261,576
                                                          ------------
                 Media - 0.86%
           7,700 Univision Communications, Inc., Class A*      245,861
                                                          ------------
                 Personal Products - 2.50%
          14,700 Estee Lauder Cos., Inc., Class A........      717,066
                                                          ------------
                 Pharmaceuticals - 3.33%
           9,200 Eon Labs, Inc.*.........................      376,556
           8,400 Medicis Pharmaceutical Corp., Class A...      335,580
          11,850 Mylan Laboratories, Inc.................      239,963
                                                          ------------
                                                               952,099
                                                          ------------
                 Real Estate - 2.45%
           5,200 AMB Property Corp.......................      180,076
           4,000 Cousins Properties, Inc.................      131,800
           5,800 HRPT Properties Trust...................       58,058
          12,100 Reckson Associates Realty Corp..........      332,266
                                                          ------------
                                                               702,200
                                                          ------------
                 Semiconductors & Semiconductor
                 Equipment - 3.84%
           9,200 Altera Corp.*...........................      204,424
           7,500 Microchip Technology, Inc...............      236,550
           6,050 Novellus Systems, Inc.*.................      190,212
          18,500 PMC-Sierra, Inc.*.......................      265,475
           6,100 Xilinx, Inc.............................      203,191
                                                          ------------
                                                             1,099,852
                                                          ------------
                 Software - 5.40%
          28,050 Activision, Inc.*.......................      445,995
           8,100 Autodesk, Inc...........................      346,761
          10,600 Cadence Design Systems, Inc.*...........      155,078
          10,400 Citrix Systems, Inc.*...................      211,744

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      12

________________________________________________________________________________

                                                      Sierra Club Balanced Fund
                                           Portfolio of Investments (Unaudited)

                                                         Value
             Shares                                     (Note 2)
             ------                                   ------------
                     Software (continued)
              16,500 Siebel Systems, Inc.*........... $    176,220
               7,600 Veritas Software Corp.*.........      210,520
                                                      ------------
                                                         1,546,318
                                                      ------------
                     Specialty Retail - 1.98%
              12,600 American Eagle Outfitters, Inc.*      364,266
               5,250 Bed Bath & Beyond, Inc.*........      201,862
                                                      ------------
                                                           566,128
                                                      ------------
                     Thrifts & Mortgage Finance - 6.95%
               2,400 Astoria Financial Corp..........       87,792
               3,600 Countrywide Financial Corp......      252,900
               9,150 Doral Financial Corp............      315,675
               3,300 Fannie Mae......................      235,488
               3,000 Freddie Mac.....................      189,900
               7,600 Fremont General Corp............      134,140
               8,500 IndyMac Bancorp, Inc............      268,600
               4,200 MGIC Investment Corp............      318,612
               4,000 New Century Financial Corp......      187,280
                                                      ------------
                                                         1,990,387
                                                      ------------
                     Trading Companies & Distributors - 1.28%
               6,450 Fastenal Co.....................      366,554
                                                      ------------
                     Total Common Stocks.............   17,528,922
                                                      ------------
                     (Cost $14,180,895)
              Par
             Value
             -------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.81%
                     Federal Farm Credit Bank - 3.44%
             250,000 2.250%, due 09/01/06............      245,590
             225,000 5.900%, due 12/17/08............      229,430
             200,000 4.000%, due 12/30/09............      196,082
              75,000 3.680%, due 03/24/10............       72,032
             250,000 3.875%, due 05/07/10............      241,990
                                                      ------------
                                                           985,124
                                                      ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      13

________________________________________________________________________________

Sierra Club Balanced Fund
Portfolio of Investments (Unaudited)

         Per                                                    Value
        value                                                  (Note 2)
      ---------                                              ------------
                Federal Home Loan Bank - 6.29%
        225,000 3.375%, due 11/15/04........................ $    226,636
        280,000 3.000%, due 08/15/05........................      281,891
        225,000 3.500%, due 11/15/07........................      223,876
        225,000 3.375%, due 02/15/08........................      221,909
        200,000 4.250%, due 11/13/09........................      199,101
        200,000 3.750%, due 04/01/10........................      192,801
        250,000 3.375%, due 05/14/10........................      235,582
        225,000 4.320%, due 08/19/10........................      220,321
                                                             ------------
                                                                1,802,117
                                                             ------------
                Federal Home Loan Mortgage Corp. - 7.04%
        210,000 2.875%, due 09/15/05........................      211,202
        575,000 5.250%, due 01/15/06........................      596,690
        245,000 2.375%, due 04/15/06........................      242,972
        920,000 5.500%, due 07/15/06........................      963,226
                                                             ------------
                                                                2,014,090
                                                             ------------
                Federal National Mortgage Corp. - 8.04%
         92,000 0.000%, due 09/13/04........................       91,751
      1,520,000 5.500%, due 02/15/06........................    1,586,426
        430,000 2.125%, due 04/15/06........................      424,580
        200,000 2.833%, due 02/17/09........................      198,934
                                                             ------------
                                                                2,301,691
                                                             ------------
                Total U.S. Government and Agency Obligations
                (Cost $7,199,909)...........................    7,103,022
                                                             ------------
      CORPORATE NOTES AND BONDS - 12.48%
                Finance - 8.22%
                Bank of America Corp.
        100,000 4.750%, due 10/15/06........................      103,276
                Bear Stearns Cos., Inc.
        200,000 3.000%, due 03/30/06........................      199,891
                Capital One Bank
        150,000 6.875%, due 02/01/06........................      158,271

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      14

________________________________________________________________________________

                                                      Sierra Club Balanced Fund
                                           Portfolio of Investments (Unaudited)

                    Par                              Value
                   Value                            (Note 2)
                  -------                         ------------
                          Finance (continued)
                          Countrywide Home Loan
                  100,000 5.625%, due 05/15/07... $    104,941
                  200,000 4.000%, due 03/22/11...      186,809
                          Golden West Financial
                  200,000 4.125%, due 08/15/07...      202,559
                          Mellon Funding Corp.
                  100,000 6.375%, due 02/15/10...      108,184
                          SLM Corp.
                  225,000 3.625%, due 03/17/08...      222,083
                          Suntrust Bank
                  100,000 6.375%, due 04/01/11...      108,509
                          U.S. Bancorp
                  200,000 3.125%, due 03/15/08...      194,700
                          Wachovia Corp.
                  200,000 4.850%, due 07/30/07...      207,043
                          Wells Fargo & Co.
                  176,000 6.125%, due 02/15/06...      185,305
                  210,000 6.875%, due 04/01/06...      224,090
                  150,000 3.500%, due 04/04/08...      147,948
                                                  ------------
                                                     2,353,609
                                                  ------------
                          Health Care - 1.07%
                          Cardinal Health, Inc.
                  200,000 4.450%, due 06/30/05...      202,624
                          UnitedHealth Goup, Inc.
                  100,000 5.200%, due 01/17/07...      104,100
                                                  ------------
                                                       306,724
                                                  ------------
                          Retail - 1.01%
                          Costco Wholesale Corp.
                  100,000 5.500%, due 03/15/07...      105,119
                          Lowe's Cos., Inc.
                  175,000 6.375%, due 12/15/05...      183,557
                                                  ------------
                                                       288,676
                                                  ------------

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      15

________________________________________________________________________________

Sierra Club Balanced Fund
Portfolio of Investments (Unaudited)

                Par                                       Value
               Value                                     (Note 2)
              -------                                  ------------
                       Technology - 1.63%
                       Applied Materials, Inc.
              150,000  7.000%, due 09/06/05........... $    157,527
                       Hewlett-Packard Co.
              100,000  3.625%, due 03/15/08...........       98,883
                       Texas Instruments, Inc.
              200,000  6.125%, due 02/01/06...........      210,090
                                                       ------------
                                                            466,500
                                                       ------------
                       Telecommunications - 0.55%
                       Bellsouth Corp.
              150,000  5.000%, due 10/15/06...........      155,461
                                                       ------------

                       Total Corporate Notes and Bonds
                       (Cost $3,634,618)..............    3,570,970
                                                       ------------
              TOTAL INVESTMENTS - 98.52%..............   28,202,914
                                                       ------------
              (Cost $25,015,422)
              NET OTHER ASSETS AND LIABILITIES - 1.48%      423,383
                                                       ------------
              NET ASSETS - 100.00%.................... $ 28,626,297
                                                       ============

------------------
*  Non-income producing security.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      16

________________________________________________________________________________

                                Statement of Assets and Liabilities (Unaudited)

                                             Sierra Club   Sierra Club
                                             Stock Fund   Balanced Fund
                                             -----------  -------------
        ASSETS:
          Investments, at value............. $13,796,517   $28,202,914
          Cash and cash equivalents.........     766,946       446,401
          Receivable for shares sold........      22,055            --
          Receivable from adviser...........       1,526            --
          Interest and dividend receivable..       6,496       158,762
          Prepaid expenses..................       2,792         6,537
                                             -----------   -----------
           Total Assets.....................  14,596,332    28,814,614
                                             -----------   -----------
        LIABILITIES:
          Payable for investments purchased.     410,555       110,068
          Payable to Adviser................          --        17,460
          Accrued expenses and other
           liabilities......................      39,796        60,789
                                             -----------   -----------
           Total Liabilities................     450,351       188,317
                                             -----------   -----------
        NET ASSETS.......................... $14,145,981   $28,626,297
                                             ===========   ===========
        NET ASSETS consist of:
          Paid-in capital (Note 4).......... $12,480,088   $24,115,027
          Accumulated net investment loss...     (52,682)      (49,463)
          Accumulated net realized gain on
           investments......................     245,849     1,373,241
          Net unrealized appreciation on
           investments......................   1,472,726     3,187,492
                                             -----------   -----------
        Total Net Assets.................... $14,145,981   $28,626,297
                                             ===========   ===========
        Investments, at Cost................ $12,323,791   $25,015,422
        Pricing of Shares
          Net Asset Value, offering, and
           redemption price per share....... $     10.86   $     11.94
          Net Assets........................ $14,145,981   $28,626,297
          Shares of beneficial interest
           outstanding......................   1,302,365     2,398,496

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      17

________________________________________________________________________________

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

                                                Sierra Club  Sierra Club
                                                Stock Fund  Balanced Fund
                                                ----------- -------------
       INVESTMENT INCOME:
         Interest, net of premium amortization
          and discount accretion...............  $    607    $  129,206
         Dividends.............................    36,891        59,239
         Foreign taxes witheld.................      (127)         (247)
                                                 --------    ----------
          Total investment income..............    37,371       188,198
                                                 --------    ----------
       EXPENSES:
         Investment advisory fee...............    52,724       130,261
         Administration fee....................     7,191        21,770
         Custodian fee.........................    26,232        23,956
         Directors' fees and expenses..........     1,227         4,427
         Distribution and service fees.........    11,235        29,069
         Fund accounting fee...................    29,923        30,422
         Legal and audit fee...................    12,958        19,535
         Printing fees.........................     3,600         2,416
         Registration/filing fees..............     8,786        11,348
         Report to shareholder fees............     1,795        10,584
         Transfer agent fee....................    14,643        12,737
         Other.................................     1,736         7,250
                                                 --------    ----------
          Total expenses before waiver.........   172,050       303,775
          Less fees waived/reimbursed by
           investment adviser (Note 3).........   (81,997)      (66,114)
                                                 --------    ----------
          Total net expenses...................    90,053       237,661
                                                 --------    ----------
       NET INVESTMENT LOSS.....................   (52,682)      (49,463)
                                                 --------    ----------
       Net realized gain on investments........   289,260     1,186,243
       Net change in unrealized appreciation/
        (depreciation) on investments..........   267,534      (491,895)
                                                 --------    ----------
       NET REALIZED AND UNREALIZED
        GAIN ON INVESTMENTS....................   556,794       694,348
                                                 --------    ----------
       NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS.............................  $504,112    $  644,885
                                                 ========    ==========

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      18

________________________________________________________________________________

                                             Statement of Changes in Net Assets

                                              Sierra Club Stock Fund
                                           ----------------------------
                                           Six Months Ended  Year Ended
                                            June 30, 2004   December 31,
                                             (Unaudited)        2003
                                           ---------------- ------------
        Operations:
          Net investment loss.............   $   (52,682)    $  (37,688)
          Net realized gain on
           investments....................       289,260        173,985
          Net change in unrealized
           appreciation/(depreciation)
           on investments.................       267,534      1,178,014
                                             -----------     ----------
          Net increase in net assets
           resulting from operations......       504,112      1,314,311
                                             -----------     ----------
        Share Transactions:
          Proceeds from sale of shares....     5,984,374      6,643,337
          Cost of shares redeemed, net of
           redemption fees (Note 4).......      (497,987)      (320,367)
                                             -----------     ----------
          Net increase from share
           transactions...................     5,486,387      6,322,970
                                             -----------     ----------
          Net increase in net assets......     5,990,499      7,637,281
                                             -----------     ----------
        NET ASSETS:
          Beginning of period.............     8,155,482        518,201
                                             -----------     ----------
          End of period (including
           accumulated net investment
           loss of $52,682 and $0,
           respectively)..................   $14,145,981     $8,155,482
                                             ===========     ==========
        OTHER INFORMATION:
        Share Transactions:
          Sold............................       564,042        756,410
          Redeemed........................       (46,883)       (37,076)
                                             -----------     ----------
          Net increase in shares
           outstanding....................       517,159        719,334
                                             ===========     ==========

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      19

________________________________________________________________________________

                                               Sierra Club Balanced Fund
                                             ----------------------------
                                             Six Months Ended  Year Ended
                                              June 30, 2004   December 31,
                                               (Unaudited)     2003/(1)/
                                             ---------------- ------------
     Operations:
       Net investment loss..................   $   (49,463)   $   (84,977)
       Net realized gain on investments.....     1,186,243        658,671
       Net change in unrealized
        appreciation/(depreciation) on
        investments.........................      (491,895)     3,679,387
                                               -----------    -----------
       Net increase in net assets resulting
        from operations.....................       644,885      4,253,081
                                               -----------    -----------
     Distributions to Shareholders:
       From net realized gains on
        investments.........................            --       (466,184)
                                               -----------    -----------
       Total distributions..................            --       (466,184)
                                               -----------    -----------
     Share Transactions:
       Proceeds from sale of shares.........     2,830,927     23,920,377
       Issued to shareholders in
        reinvestment of distributions.......            --        406,537
       Cost of shares redeemed, net of
        redemption fees (Note 4)............    (1,731,361)    (1,231,965)
                                               -----------    -----------
       Net increase from share
        transactions........................     1,099,566     23,094,949
                                               -----------    -----------
       Net increase in net assets...........     1,744,451     26,881,846
                                               -----------    -----------
     NET ASSETS:
       Beginning of period..................    26,881,846             --
                                               -----------    -----------
       End of period (including
        accumulated net investment
        loss of $49,463 and $0,
        respectively).......................   $28,626,297    $26,881,846
                                               ===========    ===========
     OTHER INFORMATION:
     Share Transactions:
       Sold.................................       240,674      2,379,129
       Issued to shareholders in
        reinvestment of distributions.......            --         34,806
       Redeemed.............................      (148,183)      (107,930)
                                               -----------    -----------
       Net increase in shares
        outstanding.........................        92,491      2,306,005
                                               ===========    ===========

------------------
(1) The Fund commenced operations on January 1, 2003.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      20

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                             Sierra Club Stock Fund
                               -------------------------------------------------
                                 Six Months Ended         Year Ended   Year Ended
                                  June 30, 2004          December 31, December 31,
                                   (Unaudited)               2003         2002
                               ----------------          ------------ ------------
Net Asset Value, Beginning of
 Period.......................     $ 10.39                  $ 7.87      $ 10.32
Income/(loss) from Operations:
 Net investment income/
  (loss)......................       (0.04)                  (0.05)       (1.15)
 Net realized and unrealized
  gain/(loss) on
  investments.................        0.51                    2.57        (1.30)
                                   -------                  ------      -------
   Total from Operations......        0.47                    2.52        (2.45)
                                   -------                  ------      -------
Redemption fees added to paid
 in capital (Note 4)..........        --  +                   --  +        --  +
                                   -------                  ------      -------
Net increase/(decrease) in net
 asset value..................        0.47                    2.52        (2.45)
                                   -------                  ------      -------
Net Asset Value, End of Period     $ 10.86                  $10.39      $  7.87
                                   =======                  ======      =======
Total Return..................        4.52%                  32.02%      (23.74)%
Ratios/Supplemental Data:
 Net Assets, End of Period
  (000's).....................     $14,146                  $8,155      $   518
Ratios to average net assets:
 Net investment income/
  (loss) including
  reimbursement/waiver........       (1.00)%/(1)/            (0.95)%      (0.34)%
 Operating expenses
  including reimbursement/
  waiver......................        1.70%/(1),(2),(3)/      1.84%        1.86%
 Operating expenses
  excluding reimbursement/
  waiver......................        3.26%/(1),(2)/          6.32%        1.96%
Portfolio turnover rate.......          49%                     56%          88%

------------------
(1) Annualized except for total return and portfolio turnover rate.
(2) The Fund incurred ReFlow fees of $188 during the six month period ended
    June 30, 2004. If the ReFlow fees had been included, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.71% and 3.26%, respectively.
(3) Effective January 26, 2004, the net expense cap changed from 1.84% to 1.69%. + Amount represents less than $0.01 per share.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      21

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                               Sierra Club Stock Fund
                                       ------------------------------------
                                        Year Ended   Year Ended   Year Ended
                                       December 31, December 31, December 31,
                                           2001         2000         1999
                                       ------------ ------------ ------------
  Net Asset Value, Beginning of
   Period.............................   $ 11.96      $ 14.38      $ 12.08
  Income/(loss) from Operations:
   Net investment income/(loss).......     (0.02)        0.01         --  +
   Net realized and unrealized gain/
    (loss) on investments.............     (1.62)       (0.53)        2.36
                                         -------      -------      -------
     Total from Operations............     (1.64)       (0.52)        2.36
                                         -------      -------      -------
  Less Distributions:
   From net investment income.........        --        (0.01)        --  +
   From capital gains.................        --        (1.89)       (0.06)
   Tax return of capital..............        --         --  +          --
                                         -------      -------      -------
     Total Distributions:.............        --        (1.90)       (0.06)
                                         -------      -------      -------
  Net increase/(decrease) in net asset
   value..............................     (1.64)       (2.42)        2.30
                                         -------      -------      -------
  Net Asset Value, End of Period......   $ 10.32      $ 11.96      $ 14.38
                                         =======      =======      =======
  Total Return........................    (13.71)%      (3.81)%      19.50%
  Ratios/Supplemental Data:
   Net Assets, End of Period
    (000's)...........................   $25,903      $29,833      $40,432
  Ratios to average net assets:
   Net investment income/(loss)
    including reimbursement/
    waiver............................     (0.15)%       0.06%       (0.02)%
   Operating expenses including
    reimbursement/waiver..............      1.50%        1.48%        1.40%
   Operating expenses excluding
    reimbursement/waiver..............      1.91%        1.79%        1.46%
  Portfolio turnover rate.............        73%         105%          30%

------------------
+  Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2004
                                      22

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                             Sierra Club Balanced Fund
                                       ------------------------------------
                                         Six Months Ended         Year Ended
                                          June 30, 2004          December 31,
                                           (Unaudited)            2003/(1)/
                                       ----------------          ------------
  Net Asset Value, Beginning of
   Period.............................     $ 11.66                 $ 10.00
  Income/(loss) from Operations:
    Net investment loss...............       (0.02)                  (0.04)
    Net realized and unrealized gain
     on investments...................        0.30                    1.90
                                           -------                 -------
     Total from Operations............        0.28                    1.86
                                           -------                 -------
  Less Distributions:
    From capital gains................          --                   (0.20)
                                           -------                 -------
     Total Distributions:.............          --                   (0.20)
                                           -------                 -------
  Redemption fees added to paid in
   capital (Note 4)...................        --  +                   --  +
                                           -------                 -------
  Net increase in net asset value.....        0.28                    1.66
                                           -------                 -------
  Net Asset Value, End of Period......     $ 11.94                 $ 11.66
                                           =======                 =======
  Total Return........................        2.40%                  18.65%
  Ratios/Supplemental Data:
    Net Assets, End of Period (000's).     $28,626                 $26,882
  Ratios to average net assets:
    Net investment income/(loss)
     including reimbursement/
     waiver...........................       (0.36)%/(2)/            (0.36)%
    Operating expenses including
     reimbursement/waiver.............        1.70%/(2),(3),(4)/      1.84%
    Operating expenses excluding
     reimbursement/waiver.............        2.18%/(2),(3)/          2.60%
  Portfolio turnover rate.............          42%                     62%

------------------
(1) The Fund commenced operations on January 1, 2003.
(2) Annualized except for total return and portfolio turnover rate.
(3) The Fund incurred ReFlow fees of $1,428 during the six month period ended June 30, 2004. If the ReFlow fees had been included, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.72% and 2.19%, respectively.
(4) Effective January 26, 2004, the net expense cap changed from 1.84% to 1.69%. + Amount represents less than $0.01 per share.

________________________________________________________________________________
June 30, 2004                                  See Notes to Financial Statements
                                      23

________________________________________________________________________________

Notes to Financial Statements (Unaudited)

1.  Organization
Forward Funds, Inc. (the "Company") was incorporated in Maryland on October 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 2004, the Company offered seven investment portfolios. This semi-annual report describes two portfolios offered by the Company. The accompanying financial statements and financial highlights are those of the Sierra Club Stock Fund (the "Stock Fund") and the Sierra Club Balanced Fund (the "Balanced Fund") (each a "Fund" and collectively the "Funds"). The financial statements and financial highlights of the other Funds in the series are disclosed in a separate semi-annual report.

The Stock Fund seeks to achieve high total return by investing in stocks that meet environmental and social criteria. The Balanced Fund seeks to achieve a competitive total return through capital appreciation and current income. The Balanced Fund actively manages a portfolio of stocks and fixed-income securities that satisfy environmental and social criteria.

2.  Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted close price of such securities on

________________________________________________________________________________
                                                                  June 30, 2004
                                      24

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors. The valuation methodologies include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly for the Balanced Fund and annually for the Stock Fund. Net realized capital gains, if any, are distributed at least annually.

________________________________________________________________________________
June 30, 2004
                                      25

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

Federal Income Taxes: The Company treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

Expenses: Expenses that are specific to a Fund are charged directly to that Fund. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the

________________________________________________________________________________
                                                                  June 30, 2004
                                      26

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Fund LLC: The Funds may participate in ReFlow Fund LLC ("ReFlow"), a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

ReFlow and its managing member, ReFlow Management, LLC, are under common control with Forward Management, the investment adviser to the Funds. In light of this, the Board of Directors has adopted certain procedures to govern the Funds' participation in ReFlow.

________________________________________________________________________________
June 30, 2004
                                      27

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


3.  Transactions with Affiliates
The Company has entered into an investment management agreement with Forward Management, LLC ("Forward" or the "Advisor") pursuant to which Forward provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Stock Fund, 1.00%; and the Balanced Fund, 0.94%.

Forward has entered into investment sub-advisory agreements with Harris Bretall Sullivan Smith L.L.C. ("Harris Bretall") and New York Life Investment Management LLC ("NYLIM") for the Stock Fund and Balanced Fund whereby each of Harris Bretall and NYLIM manage roughly equal portions of each Fund's assets. Pursuant to these agreements, Harris Bretall provides investment sub-advisory services to the Funds and is entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: the Stock Fund, 0.45% on the first $100 million, 0.40% on the next $150 million, 0.35% on the next $250 million, and 0.30% on assets over $500 million; the Balanced Fund, 0.41% on the first $100 million, 0.32% on the next $150 million, 0.27% on the next $250 million, and 0.24% on assets over $500. NYLIM provides investment sub-advisory services to the Funds and is entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: the Stock Fund, 0.45% on the first $100 million, 0.40% on the next $150 million, 0.35% on the next $250 million and 0.30% on assets over $500 million; the Balanced Fund, 0.37% on the first $100 million, 0.32% on the next $150 million, 0.27% on the next $250 million, and 0.22% on assets over $500 million.

Waiver of Fees
The Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses. These waivers and/or reimbursements will continue until January 1, 2005. As a result of such waivers, the aggregate net expenses (as a percentage of net assets) for the six months ended June 30, 2004 have been limited to 1.69% for the Stock Fund and Balanced Fund (prior to January 26, 2004, 1.84% for both the Stock and Balanced Fund). Any waiver or reimbursement by the Advisor is subject to recoupment

________________________________________________________________________________
                                                                  June 30, 2004
                                      28

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

from the Fund within the three years following the date on which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

For the six months ended June 30, 2004, the fee waivers and/or reimbursements were as follows:

                                Fees     Expenses
                              Waived by Reimbursed
                     Fund      Advisor  by Advisor  Total
                     ----     --------- ---------- -------
                     Stock     $52,724   $29,273   $81,997
                     Balanced   66,114        --    66,114

During the six months ended June 30, 2004, the Advisor did not recoup any waived fees or reimbursed expenses.

At June 30, 2004, the balance of recoupable expenses for each Fund was:

                                                Six Months
                                                  Ended
                                                 June 30,
             Fund       2001    2002     2003      2004     Total
             ----     -------- ------- -------- ---------- --------
             Stock    $109,507 $22,300 $178,542  $81,997   $392,346
             Balanced       --      --  177,210   66,114    243,324

Distribution Plan
The Investor Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund's average daily net assets may be used to pay distribution fees. In addition, the Investor Class shares of the Funds have a Shareholder Servicing Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund's average net assets. The expenses of the Distribution and Shareholder Servicing Plans are reflected as distribution and service fees in the Statement of Operations.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

________________________________________________________________________________
June 30, 2004
                                      29

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


The Company has entered into an administration agreement with PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. PFPC also serves as the Company's transfer agent and dividend paying agent.

Directors
Overall responsibility for oversight of the Funds rests with the Directors of the Company. There are currently six directors, four of whom are not "interested persons" of the Company within the meaning of that term under the 1940 Act. Two of the non-interested Directors receive $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who serves as Chairman of the Board of Directors receives $4,000 ($2,000 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who serves as Chairman of the Audit Committee receives $4,500 ($2,250 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One interested Director also receives $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). The other interested Director does not receive any compensation by the Funds.

Indemnifications
Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4.  Shares of Beneficial Interest
The authorized capital stock of the Company consists of one billion four hundred million (1,400,000,000) shares of two classes of common stock having a par value of $0.001 per share. The Board of Directors of the

________________________________________________________________________________
                                                                  June 30, 2004
                                      30

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

Company has designated the stock into seven series. Each Fund, other than the Small Cap Fund, Mini-Cap Fund, and the International Small Companies Fund, currently offers only one class of shares called the Investor Class shares. The Small Cap Fund, Mini-Cap Fund, and the International Small Companies Fund offer a second class of shares called the Institutional Class shares to institutional investors and investors meeting certain purchase qualifications. Holders of shares of the Funds of the Company have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 60 days of purchase will incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the "cost of shares redeemed" in the Statement of Changes in Net Assets.

The following entities owned of record or beneficially, as of June 30, 2004, 5% or greater of any class of the Funds outstanding equity securities:

            Fund                    Name                 Percentage
            ----                    ----                 ----------
            Stock    Sierra Club Unrestricted Stock Fund   25.02%
                     Sierra Club Life Member Stock Fund    24.98%
                     Charles Schwab & Co., Inc.            18.66%
                     Sutton Place Associates LLC           11.37%
            Balanced Sutton Place Associates LLC           77.24%
                     Sierra Club Life Member Balanced
                     Fund                                  10.73%

5.  Purchases and Sales of Investments
Investment transactions for the six months ended June 30, 2004, excluding temporary short-term investments, were as follows:

                          Cost of Investments  Proceeds from
                 Fund          Purchased      Investments Sold
                 ----     ------------------- ----------------
                 Stock        $10,681,727       $ 5,056,283
                 Balanced      12,631,566        11,465,986

________________________________________________________________________________
June 30, 2004
                                      31

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


6.  Tax Basis Information
Tax Basis of Investments
At June 30, 2004, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) was as follows:

                                  Gross        Gross         Net
                     Cost of    Unrealized   Unrealized   Unrealized
          Fund     Investments Appreciation Depreciation Appreciation
          ----     ----------- ------------ ------------ ------------
          Stock    $12,323,791  $1,645,832   $(173,106)   $1,472,726
          Balanced  25,015,422   3,505,794    (318,302)    3,187,492

Capital Loss Carryforwards
The Stock Fund had a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $152,107. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2009.

7.  Foreign Securities
Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.


A description of the Funds' proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2004 are available (i) without charge, upon request, by calling (866) 897-5982; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

________________________________________________________________________________
                                                                  June 30, 2004
                                      32

Investment Advisor
Forward Management, LLC
     San Francisco, CA

Distributor
PFPC Distributors, Inc.
     King of Prussia, PA

Counsel
Dechert LLP
     Washington, DC

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
     San Francisco, CA

Custodian
Brown Brothers Harriman & Co.
     Boston, MA

We all have reasons to invest. Some of us have greater objectives. Sierra Club Mutual Funds are for people interested in uniting their financial goals with environmental progress.

     Invest with a purpose.
Invest for our planet.

                                                Sierra Club Mutual Funds
                                                www.sierraclubfunds.com
                                                E-Mail: info@sierraclubfunds.com
                                                Toll-free Tel: (866) 897-5982

                                                SCSANN 6/04

                                                [RECYCLE LOGO]

                                                PRINTED WITH SOYINK(TM)

Item 2. Code of Ethics.

Not applicable.


Item 3. Audit Committee Financial Expert.

Not applicable.


Item 4. Principal Accountant Fees and Services.

Not applicable.


Item 5. Audit Committee of Listed registrants.

Not applicable.


Item 6. Schedule of Investments

Not applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.


Item 10. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

        (a)(1)  Not applicable.

        (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

        (a)(3)  Not applicable.

        (b)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     Forward Funds, Inc.

By (Signature and Title)*  /s/ J. Alan Reid Jr.
                           --------------------------------------
                           J. Alan Reid Jr., President & Director

Date    August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ J. Alan Reid Jr.
                           --------------------------------------
                           J. Alan Reid Jr., President & Director

Date    August 27, 2004


By (Signature and Title)*  /s/ Jeremy W. Deems
                           --------------------------------------
                           Jeremy W. Deems, Treasurer


Date    August 27, 2004

* Print the name and title of each signing officer under his or her signature.